As filed with the Securities and Exchange Commission on March 1, 1996
                                              Registration Nos. 2-81110/811-4293


===============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ x ]




                        Post-Effective Amendment No. 46                  [ x ]



                        REGISTRATION STATEMENT UNDER THE                 [ x ]
                        INVESTMENT COMPANY ACT OF 1940                   [ x ]



                               Amendment No. 48

-------------------------------------------------------------------------------




                           PACIFIC HORIZON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (800) 332-3863


                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice relating to such shares for Registrant's most recent fiscal year on April 28, 1995.

================================================================================

         THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY WITH RESPECT TO THE PRIME FUND AND THE TREASURY FUND. ACCORDINGLY, THE PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION FOR THE OTHER PACIFIC HORIZON FUNDS ARE
NOT INCLUDED IN THIS FILING.

                           PACIFIC HORIZON FUNDS, INC.
                                    S Shares:
                                   Prime Fund
                                       and
                                  Treasury Fund


                                   ----------


Form N-1A Item                                  Prospectus Caption
--------------                                  ------------------

Part A
------

1.      Cover Page..........................    Cover Page

2.      Synopsis............................    Summary; Expense Information

3.      Condensed Financial Information.....    Financial Highlights;
                                                Performance Calculations

4.      General Description of Registrant...    Description of Shares; Cover
                                                Page; Investment Objectives
                                                and Policies

5.      Management of the Fund..............    Management of the Funds;
                                                Description of Shares

5A.     Management's Discussion of
          Fund Performance..................    *


6.      Capital Stock and Other
          Securities........................    Description of Shares;
                                                Dividends,  Distributions and
                                                Taxes

7.      Purchase of Securities Being
         Offered............................    Purchases of Shares;
                                                Management of the Funds;
                                                Additional Shareholder
                                                Services

8.      Redemption or Repurchase............    Redemption of Shares;
                                                Management of the Funds;
                                                Additional Shareholder
                                                Services


9.      Pending Legal Proceedings...........    *

--------------

*  Item inapplicable or answer negative.

PROSPECTUS
___________, 1996

                                   PRIME FUND
                                 TREASURY FUND

         (Investment Portfolios offered by Pacific Horizon Funds, Inc.)

________________________________________________________________________________

This Prospectus applies to the S Shares of two diversified investment portfolios offered by Pacific Horizon Funds, Inc. (the "Company")--the Prime Fund and Treasury Fund (the "Funds"). The Company is registered under the Investment Company Act of 1940 as an open-end management investment company. The Funds are designed to provide investors with daily liquidity.

The investment objectives of the PRIME FUND and the TREASURY FUND are to seek high current income and stability of principal. The PRIME FUND seeks to achieve this objective by investing substantially all of its assets in a diversified portfolio of U.S. dollar-denominated "money market" instruments such as bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The TREASURY FUND seeks to achieve this objective by investing solely in direct obligations issued by the U.S. Treasury and repurchase agreements relating to such Treasury obligations.

Currently, Class S Shares are available only to customers who purchase such shares through a sweep account ("Sweep Account") offered by Bank of America National Trust and Savings Association, N.A., any of its banking affiliates ("Bank of America") and certain other broker-dealers and financial service organizations ("Service Organizations"). A Sweep Account combines a non-interest bearing deposit account (the "Transaction Account") with a daily sweep of balances to or from the Funds' Class S Shares. Bank of America or Service Organizations, as applicable, are responsible for providing persons investing in Class S Shares through a Sweep Account with a Sweep Account agreement and disclosure statement (collectively, the "Disclosure Documents") describing the various features and operations of the Sweep Account. The Disclosure Documents should be reviewed in conjunction with this Prospectus.

Portfolio securities held by both Funds have remaining maturities of thirteen months or less from the date of purchase by the Fund. Portfolio securities which have certain put or demand features exercisable by a Fund within thirteen months (as well as certain U.S. Government obligations with floating or variable interest rates) and securities held as collateral for repurchase agreements may have longer maturities. Shares of both Funds may be purchased or redeemed at any time without charge or penalty imposed by the Funds.

Bank of America, San Francisco, California, acts as investment adviser to the Company. Concord Financial Group, Inc. sponsors the Funds and acts as their distributor and Concord Holding Corporation acts as their administrator, neither of which is affiliated with Bank of America.

This Prospectus briefly sets forth certain information about the Funds described herein that you should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated __________, 1996 (as it may, from time to time be revised), is incorporated by reference herein and discusses certain subjects in this Prospectus further as well as other matters which may be of interest to investors. A free copy of the Statement of Additional Information may be obtained by calling
800-332-3863.
________________________________________________________________________________

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America or any of its affiliates and are not federally insured by, guaranteed by, or obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Both Funds seek to maintain a net asset value per share at $1.00 for purposes of purchases and redemptions, although there can be no assurance that they will be able to do so on a continuous basis. Investment in the Funds involves investment risk, including the possible loss of principal amount invested.

________________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
________________________________________________________________________________

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offering of the Funds' shares and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. This prospectus does not constitute an offer by the Funds or by the distributor to sell, or a solicitation of any offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the distributor to make such offer in such jurisdiction.

________________________________________________________________________________

                                                            CONTENTS



Expense Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Investment Objectives and Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7

Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14

Purchases of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

Redemption of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19

Additional Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

Description of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21

Performance Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24



------------------------------------------------------------------------------
  DISTRIBUTOR:                              INVESTMENT ADVISER:
  Concord Financial Group, Inc              Bank of America National Trust and
  3435 Stelzer Road                           Savings Association
  Columbus, OH  43219                       555 California Street
                                            San Francisco, CA  94104
------------------------------------------------------------------------------

                                EXPENSE SUMMARY


The following table sets forth certain information regarding the shareholder transaction expenses imposed by the Prime Fund and Treasury Fund and the annual operating expenses expected to be incurred by the Prime Fund and Treasury Fund for the next twelve months with respect to its S Shares. Actual expenses may vary. Hypothetical examples based on the table are also shown.


                                                                          PRIME                          TREASURY
                                                                           FUND                            FUND
                                                                           ----                            ----
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage
  of offering price)  . . . . . . . . . . . . . .                         None                            None
Sales Load Imposed on Reinvested Dividends  . . .                         None                            None
Sales Load Imposed on Redemptions (1) . . . . . .                         None                            None
Redemption Fees . . . . . . . . . . . . . . . . .                         None                            None
Exchange Fees . . . . . . . . . . . . . . . . . .                         None                            None

                         ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)

Management Fees   . . . . . . . . . . . . . . . .                         0.10%                           0.10%
  Rule 12b-1 and
    Shareholder Service Fees (2)  . . . . . . . .                         1.00%                           1.00%
  All Other Expenses  . . . . . . . . . . . . . .                         0.14%                           0.14%
  Administration Fees . . . . . . . . . . . . . .        0.10%                             0.10%
  Other Expenses  . . . . . . . . . . . . . . . .        0.04%                             0.04%
Total Fund Operating Expenses (3) . . . . . . . .                         1.24%                           1.24%


_______________________________
[FN]
(1) The Company reserves the right to impose a charge for wiring redemption proceeds.
(2) Includes distribution fees payable at the annual rate of 0.75% of the average daily net assets of the respective Fund's Class S Shares and shareholder service fees payable at the annual rate of 0.25% of the respective Fund's Class S Shares. Because of the Distribution Plan Payment paid by the Fund as shown in the above table, long-term Class S shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities, Dealers, Inc.
(3) Additional fees charged by Bank of America or Service Organizations related to the Sweep Account are not included in this table. For additional information with respect to Sweep Account fees and charges, including a description of the services available to Sweep Account holders, you should refer to the Disclosure Documents.

________________________________________________________________________________

EXAMPLE                                                              1 YEAR         3 YEARS
-------                                                              ------         -------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and
  (2) redemption at the end of each time period:
      Prime Fund. . . . . . . . . . . . . . . . . .                    $13            $39
      Treasury Fund . . . . . . . . . . . . . . . .                    $13            $39

________________________________________________________________________________

The foregoing Expense Summary and Example are intended to assist investors in S Shares in understanding the various shareholder transaction and operating expenses that investors bear either directly or indirectly. From time to time, the investment adviser and administrator may prospectively waive a portion of their respective fees and/or assume certain expenses of the Funds. For a further description of both Funds' operating expenses, see "Management of the Funds" in this Prospectus.


THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN AND OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


On March 30, 1984, the Company commenced its public sale of shares (Pacific Horizon Shares) in each of the Prime Fund and Treasury Fund, which were originally called "Money Market Portfolio" and "Government Money Market Portfolio," respectively. On January 19, 1990, the Company began offering Horizon Shares and Horizon Service Shares in the Prime and Treasury Funds. On April __, 1996 the Company began offering X Shares in the Prime Fund. As of the date of this prospectus, the Company began its public offering of Class S Shares of the Prime and Treasury Fund. The shares of each class in a Fund represent equal pro rata interests in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class S Shares bear the expense of a distribution and services plan ("Distribution and Services Plan") at an annual rate not to exceed 1.00% of the average daily net asset value on such Fund's outstanding Class S Shares. See "Description of Shares" below.

The tables below set forth certain information concerning the investment results of Pacific Horizon Shares of the Prime Fund and Treasury Fund for the periods indicated. The tables are presented for informational purposes only. Actual investment results of the Class S Shares of the Prime and Treasury Funds may be different. The information contained in the Financial Highlights insofar as it pertains to each of the five fiscal years in the five year period ended February 28, 1995 has been audited by Price Waterhouse LLP, independent accountants for these two Funds, whose unqualified report on the financial statements containing such information, is incorporated by reference in the Statement of Additional Information, which may be obtained upon request. The information contained in the Financial Highlights for each of the four years in the period ended February 28, 1989 was audited by other independent accountants whose report thereon dated April 20, 1989 expressed an unqualified opinion on the statements containing such information. The Financial Highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants which are incorporated by reference in the Statement of Additional Information. See "Description of Shares" below for certain differences among the Pacific Horizon Shares, Horizon Shares, Horizon Service Shares, Class S Shares and Class X Shares, including differences relating to expenses.

Selected Data for a Pacific Horizon Share Outstanding throughout Each of the Periods Indicated:




----------------------------------------------------------------------------------------------------------------------------------
                                                            Prime Fund Year Ended
                                                            ---------------------
                                             Six Months
                                               Ended
----------------------------------------------------
                                              Aug. 31,   Feb. 28,  Feb. 28,  Feb. 28,  Feb. 29,
                                                1995       1995+     1994+     1993+     1992
                                              --------   --------  --------  --------  --------
                                             (Unaudited)
                                             -----------
Net asset value, beginning of year ......      $  1.00   $   1.00  $   1.00  $   1.00  $   1.00
                                              --------   --------  --------  --------  --------
Income from Investment Operations:
  Net investment income .................       0.0279     0.0424    0.0287    0.0340    0.0558
  Net realized gain (loss) on
   securities ...........................       0.0002    (0.0227)  (0.0016)   0.0000    0.0005
                                              --------   --------  --------  --------  --------
Total income from investment
  operations ............................       0.0281     0.0197    0.0271    0.0340    0.0563
                                              --------   --------  --------  --------  --------
Less Distributions:
  Dividends from net investment income ..      (0.0279)   (0.0422)  (0.0287)  (0.0341)  (0.0557)

Increase due to voluntary capital
  contribution from investment adviser ..      (0.0000)    0.0233    0.0000    0.0000    0.0000
                                              --------   --------  --------  --------  --------
Net change in net asset value
  per share .............................       0.0002     0.0008    0.0016   (0.0001)   0.0006
                                              --------   --------  --------  --------  --------
Net asset value per share,
  end of year ...........................      $  1.00   $   1.00  $   1.00  $   1.00  $   1.00
                                               =======   ========  ========  ========  ========

Total return ............................         2.82%      4.30%**   2.91%     3.45%     5.72%
                                                  ----
Ratio/Supplemental Data:
   Net assets, end of year (millions) ...       $ 1,726   $  1,129  $  1,216 $    992   $  1,413
   Ratio of expenses to average net             -------
        assets ..........................         0.56%***   0.51%*    0.52%*   0.55%      0.56%
   Ratio of net investment income to              ----
        average net assets ..............         5.53%***   4.19%*    2.86%*   3.42%      5.51%
---------------------                             ----                                     ----


                                              Feb. 28,  Feb. 28,  Feb. 28,  Feb. 29,  Feb. 28,  Feb. 28,
                                                1991      1990      1989      1988      1987      1986
                                              --------  --------  --------  --------  --------  --------
Net asset value, beginning of year ......     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                              --------  --------  --------  --------  --------  --------

Income from Investment Operations:
  Net investment income .................       0.0762    0.0855    0.0738    0.0643    0.0606    0.0768
  Net realized gain (loss) on
   securities ...........................      (0.0001)   0.0001   (0.0002)   0.0003   (0.0001)  (0.0003)

Total income from investment
  operations ............................       0.0761    0.0856    0.0736    0.0646    0.0605    0.0765
                                              --------  --------  --------  --------  --------  --------
Less Distributions:
  Dividends from net investment income ..      (0.0762)  (0.0855)  (0.0738)  (0.0643)  (0.0606)  (0.0768)

Increase due to voluntary capital
  contribution from investment adviser ..       0.0000    0.0000    0.0000    0.0000    0.0000    0.0000
                                              --------  --------  --------  --------  --------  --------
Net change in net asset value
  per share .............................      (0.0001)   0.0001   (0.0002)   0.0003   (0.0001)  (0.0003)
                                              --------  --------  --------  --------  --------  --------
Net asset value per share,
  end of year ...........................     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                              ========  ========  ========  ========  ========  ========

Total return ............................         7.89%     8.90%     7.63%++   6.62%++   6.23%++   7.96%++

Ratio/Supplemental Data:
  Net assets, end of year (millions) ....     $  1,086 $    890  $    921  $    957  $    484  $    464
  Ratio of expenses to average net
     assets .............................         0.56%    0.63%     0.63%     0.58%     0.57%     0.57%
  Ratio of net investment income to
     average net assets .................         7.61%    8.52%     7.38%     6.42%     6.02%     7.74%
---------------------

[FN]

* Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.05% and 0.01% for the years ended February 28, 1995 and February 28, 1994, respectively.
** Total return includes the effect of a voluntary capital contribution from the investment adviser. Without this capital contribution, the total return would have been lower.
*** Annualized.
+ Security Pacific National Bank served as investment adviser through April 21, 1992. Bank of America National Trust and Savings Association served as investment adviser commencing April 22, 1992.
++  Unaudited.

/\  Not Annualized.

Selected Data for a Pacific Horizon Share Outstanding throughout Each of the Periods Indicated:

----------------------------------------------------------------------------------------------------------------------------------
                                                            Treasury Fund Year Ended
                                                            ------------------------
                                             Six Months
                                               Ended
----------------------------------------------------
                                              Aug. 31,   Feb. 28,  Feb. 28,  Feb. 28,  Feb. 29,
                                                1995       1995      1994      1993      1992
                                              --------   --------  --------  --------  --------
                                             (Unaudited)
                                             -----------
Net asset value, beginning of year ......      $  1.00   $   1.00  $   1.00  $   1.00  $   1.00
                                              --------   --------  --------  --------  --------
Income from Investment Operations:
  Net investment income .................       0.0273     0.0405    0.0262    0.0309    0.0512
  Net realized gain (loss) on
   securities ...........................       0.0000     0.0001   (0.0002)   0.0000    0.0002
                                              --------   --------  --------  --------  --------

Total income from investment
  operations ............................       0.0273     0.0406    0.0260    0.0309    0.0514
                                              --------

Less Dividends and Distributions:
  Dividends from net investment income ..      (0.0273)   (0.0405)  (0.0262)  (0.0311)  (0.0513)
                                              --------   --------  --------  --------  --------

Net change in net asset value
  per share .............................       0.0000     0.0001   (0.0002)  (0.0002)   0.0001
                                              --------   --------  --------  --------  --------

Net asset value per share,
  end of year ...........................      $  1.00   $   1.00  $   1.00  $   1.00  $   1.00
                                               =======   ========  ========  ========  ========

Total return ............................         2.76% /\   4.13%**   2.65%     3.15%     5.25%
                                                  ----
Ratio/Supplemental Data:
Net assets, end of year (millions) ......      $ 1,182   $  1,132  $  1,577 $  1,746   $  2,300
Ratio of expenses to average net               -------
  assets ................................         0.56%+++   0.55%     0.55%*   0.56%      0.56%
Ratio of net investment income to                 ----
  average net assets ....................         4.72%+++   3.99%     2.62%*   3.11%      5.07%
---------------------                             ----


                                              Feb. 28,  Feb. 28,  Feb. 28,  Feb. 29,  Feb. 28,  Feb. 28,
                                                1991      1990      1989      1988      1987      1986
                                              --------  --------  --------  --------  --------  --------
Net asset value, beginning of year ......     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                              --------  --------  --------  --------  --------  --------

Income from Investment Operations:
  Net investment income .................       0.0731    0.0833    0.0712    0.0587    0.0604    0.0745
  Net realized gain (loss) on
   securities ...........................       0.0006    0.0004   (0.0005)  (0.0003)  (0.0000)  (0.0008)
                                              --------  --------  --------  --------  --------  --------
Total income from investment
  operations ............................       0.0737    0.0837    0.0707    0.0548    0.0604    0.0737

Less Dividends and Distributions:
  Dividends from net investment income ..      (0.0733)  (0.0830)  (0.0709)  (0.0857)  (0.0604)  (0.0745)

Net change in net asset value
  per share .............................       0.0004    0.0007   (0.0002)   0.0003    0.0000   (0.0008)
                                              --------  --------  --------  --------  --------  --------
Net asset value per share,
  end of year ...........................     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                              ========  ========  ========  ========  ========  ========

Total return ............................         7.58%     8.62%     7.33%++   6.08%++   6.21%++   7.91%++

Ratio/Supplemental Data:
Net assets, end of year (millions) ......      $  1,663 $  1,144  $  1,048  $    947  $  1,317  $    835
Ratio of expenses to average net
  assets ................................          0.55%    0.55%     0.54%     0.56%     0.55%     0.56%
Ratio of net investment income to
  average net assets ....................          7.29%    8.33%     7.14%     5.90%     5.99%     7.41%
---------------------

[FN]
+ Security Pacific National Bank served as investment adviser through April 21, 1992. Bank of America National Trust and Savings Association served as investment adviser commencing April 22, 1992.
++   Unaudited.
+++  Annualized.
/\   Not Annualized.

INVESTMENT OBJECTIVES AND POLICIES


This section describes the investment objective and policies of each Fund. Assets of the Funds will be invested in dollar-denominated debt securities with remaining maturities of thirteen months or less as defined by the Securities and Exchange Commission, and the dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. All securities acquired by the Funds will be determined by the investment adviser, under guidelines established by the Company's Board of Directors, to present minimal credit risks and will be U.S. Government securities or other "First Tier Securities" (as defined by the Securities and Exchange Commission) of the types described below. First Tier Securities consist of instruments that are either rated at the time of purchase in the top rating category by one (if rated by only one) or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") including Standard and Poor's Ratings Group, Division of McGraw Hill ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch") or issued by issuers with such ratings. The Appendix to the Statement of Additional Information includes a description of applicable NRSRO ratings. Unrated instruments (including instruments with long-term but no short-term ratings) purchased by a Fund will be of comparable quality as determined by the Funds' investment adviser pursuant to guidelines approved by the Board of Directors.

PRIME FUND. The Prime Fund's investment objective is to seek high current income and stability of principal. The Fund invests substantially all of its assets in a diversified portfolio of U.S. dollar-denominated money market instruments. Portfolio securities held by the Fund have remaining maturities of thirteen months or less from the date of purchase by the Fund. (Portfolio securities which are subject to repurchase agreements or have certain put or demand features exercisable by the Fund within thirteen months, as well as certain U.S. Government obligations with floating or variable interest rates, may have longer maturities.)

In pursuing its investment objective, the Prime Fund invests in a broad range of government, bank and commercial obligations that may be available in the money markets. The money market instruments in which the Fund invests will generally have neither as much risk nor as high a return as longer-term or lower-rated instruments. In accordance with current regulations of the Securities and Exchange Commission, the Fund intends to limit its investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days.

The Prime Fund may purchase bank obligations such as certificates of deposit and bankers' acceptances issued or supported by the credit of domestic banks, foreign branches of domestic banks ("Euro CDs") or domestic branches of foreign banks ("Yankee CDs" and "Yankee BAs"). Such banks must have total assets at the time of purchase in excess of $2.5 billion. No more than 25% of the Prime Fund's total assets at the time of purchase may be invested in Yankee CDs and BAs and Euro CDs. The Fund may also make interest-bearing savings deposits in such commercial banks in amounts not in excess of 5% of the Fund's total assets.

The Prime Fund may be subject to additional investment risks because the Fund may hold securities issued by foreign branches of domestic banks and domestic branches of foreign banks (and, as described below, commercial paper issued by foreign issuers). These risks are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities by the particular country in which the branch is located, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities. In addition, foreign branches of domestic banks and domestic branches of foreign banks are not necessarily subject to the same regulatory requirements that apply to domestic branches of domestic banks (such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping requirements, and public availability of information) and the Fund may experience difficulties in obtaining or enforcing a judgment against the issuing bank.

The Prime Fund may purchase commercial paper, short-term notes and corporate bonds that meet the Fund's maturity limitations. Commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

The Prime Fund may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors such as the Fund that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Prime Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities set forth below where the Board of Directors or Bank of America (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

TREASURY FUND. The Treasury Fund's investment objective is to seek high current income and stability of principal. The Fund invests solely in obligations issued by the U.S. Treasury and repurchase agreements relating to such Treasury obligations. Portfolio securities which are subject to repurchase agreements may have remaining maturities of longer than thirteen months.

Examples of the types of U.S. Treasury obligations that may be held by the Treasury Fund include U.S. Treasury bills and notes. Under normal market conditions 100% of the total assets of the Fund will be invested in direct obligations of the U.S. Treasury and repurchase agreements relating to such Treasury obligations. Securities issued by the U.S. Government have historically involved little risk of loss of principal if held to maturity and, in general, the instruments held by the Fund will have neither as much risk nor as high a return as longer term or non- U.S. Government obligations.


INVESTMENT POLICIES OF THE PRIME FUND
-------------------------------------

         GOVERNMENT OBLIGATIONS. The Prime Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Small Business Administration, are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Bank), by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as obligations of the Federal National Mortgage Association), or only by the credit of the agency or instrumentality issuing the obligation (such as the Student Loan Marketing Association). Securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any agency or instrumentality if it is not obligated to do so by law.


Certain securities issued or guaranteed by all governmental agencies may be prepaid by the issuer without penalty. Thus, when prevailing interest rates decline, the value of these securities is not likely to rise on a comparable basis with other debt securities that are not so prepayable. The proceeds of prepayments and scheduled payments of principal of these securities will be reinvested by a Fund at then-prevailing interest rates, which may be lower than the rate of interest on the securities on which these payments were received.

COMMON INVESTMENT POLICIES
--------------------------


         "STRIPPED" SECURITIES. Each Fund may invest in "stripped" securities, which are U.S. Treasury bonds and notes the unmatured interest coupons of which have been separated from the underlying obligation. Stripped securities are zero coupon obligations that are normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Treasury Fund may only invest in stripped securities issued by the U.S. Treasury and recorded in the Federal Reserve book-entry record-keeping system.

         REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from financial institutions such as banks and broker-dealers, as are deemed creditworthy by the Company's investment adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding thirteen months, each Fund intends only to enter into repurchase agreements having maturities not exceeding 60 days. Securities subject to repurchase agreements are held either by the Company's custodian or sub-custodian, or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and such value will be continuously monitored by the investment adviser on an ongoing basis. Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act of 1940.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow monies for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to banks and other financial institutions, and agree to repurchase them at an agreed upon date and price.
At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodian account liquid assets or high grade debt securities having a value equal to or greater than the repurchase price, and the Company's investment adviser will continuously monitor the account to insure that the value is maintained.
A Fund would only enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities such Fund is obligated to repurchase. Interest paid by a Fund in connection with a reverse repurchase agreement will reduce the net investment income of such Fund. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940.


         VARIABLE AND FLOATING RATE INSTRUMENTS. Securities purchased by the Funds may include variable and floating rate instruments, which may have a stated maturity in excess of the Funds' maturity limitations but which will, except for certain U.S. Government obligations, permit a Fund to demand payment of the principal of the instrument at least once every thirteen months upon not more than thirty days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days notice and do not have an active trading market) that are acquired by the Funds are subject to a Fund's percentage limitations regarding securities that are illiquid or not readily marketable. The Funds' investment adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Funds invest, and their ability to repay principal and interest.


Variable and floating rate instruments purchased by a Fund may include participation certificates issued by trusts or financial institutions in variable and floating rate obligations owned by such issuers or affiliated organizations. A participation certificate gives a Fund a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice. If the credit of the obligor is of minimal credit risk, no credit support from a bank or other financial institution will be necessary. In other circumstances, the participation certificate will be backed by an irrevocable letter of credit or guarantee of a bank, or will be insured by an insurer, that the Funds' investment adviser has determined meets the quality standards for the Fund involved. If an interest is backed by an irrevocable letter of credit or guarantee of a bank or is insured as described above, a Fund will usually have the right to sell the interest back to the institution or draw on the letter of credit or insurance policy on demand after a specified notice period, for all or any part of the principal amount of the interest plus accrued interest. Although a participation interest may be sold by a Fund, under normal circumstances they will be held until maturity.

A Fund may also invest in obligations which provide for a variable or floating interest rate which is determined through a periodic "auction process." From time to time, holders of the obligations have the right to tender any such obligations to a remarketing agent which then remarkets the obligations which have been tendered and thereby determines a new interest rate for the following period.


         WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed settlement" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase or sell, regardless of changes in interest rates. Delayed settlement describes a securities transaction in a secondary market for which settlement will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. The Funds' forward commitments, when-issued purchases and delayed settlements are not expected to exceed 25% of the value of the total assets of a particular Fund absent unusual market conditions. A Fund's liquidity and the ability of its investment adviser to manage its portfolio may be adversely affected in the event a Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 25% of the value of its total assets. Neither Fund intends to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

INVESTMENT LIMITATIONS. The investment objectives of each Fund are fundamental policies that may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined in the Investment Company Act of 1940). A Fund's policies may be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of such Fund's outstanding shares, except that the investment limitations set forth below may not be changed without such a vote of shareholders. A description of certain other fundamental investment limitations is contained in the Statement of Additional Information.

         PRIME FUND.  The Prime Fund may not:

1. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by instruments of domestic branches of U.S. banks or obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) the industry classification of utilities will be determined according to their service. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         PRIME FUND AND TREASURY FUND. Neither the Prime Fund nor the Treasury Fund may:

1. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements to meet redemptions or for other temporary purposes in amounts up to 10% of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of its total assets at the time of such borrowing; or purchase securities at any time after such borrowings (including reverse repurchase agreements) have been entered into and before they are repaid.

2. Purchase securities without available market quotations which cannot be sold without registration or the filing of a notification under federal or state securities laws, enter into repurchase agreements providing for settlement more than seven days after notice, or purchase any other securities deemed illiquid by the Directors if, as a result, such securities and repurchase agreements would exceed 10% of the Fund's total assets.

The Prime Fund intends that, except as stated above under "Common Investment Policies--Variable and Floating Rate Instruments," variable amount master demand notes with maturities of nine months or less, as well as investments in securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under Rule 144A and for which a liquid trading market exists as determined by the Board of Directors or Bank of America (pursuant to guidelines adopted by the Board) will not be subject to the 10% limitation on illiquid securities set forth in Investment Limitation No. 2 above.



INVESTMENT DECISIONS. Investment decisions for each Fund are made independently from those for other portfolios of the Company and other investment companies and common trust funds managed by Bank of America and its affiliated entities. Such other investment companies and common trust funds may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another portfolio, investment company or common trust fund, available investments or opportunities for sales will be allocated in a manner which Bank of America believes to be equitable. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

In addition, in allocating purchase and sale orders for portfolio securities (involving the payment of brokerage commissions or dealer concessions), Bank of America may take into account the sale of shares of a Fund by broker-dealers and other financial institutions (including affiliates of Bank of America and the Distributor), provided Bank of America believes that the quality of the transaction and the amount of the commission are not less favorable than what they would be with any other unaffiliated qualified firm.

                            MANAGEMENT OF THE FUNDS


BOARD OF DIRECTORS. The business of the Company is managed under the direction of its Board of Directors. Information about the Directors and Officers of the Company is included in the Statement of Additional Information.

INVESTMENT ADVISER. Bank of America serves as the Funds' investment adviser. Bank of America, which has principal offices at 555 California Street, San Francisco, California 94104, is a national banking association formed in 1904 which provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states as well as corporate banking, business credit and thrift offices in major U.S. cities and branches, corporate offices and representative offices in 37 countries. Bank of America is the successor by merger to Security Pacific National Bank ("Security

Pacific"), which previously served as investment adviser to the Company since it commenced operations in 1984. Bank of America and its affiliates have over $50 billion under management, including over $10 billion in mutual funds. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company.


As investment adviser Bank of America manages the investments of the Funds and is responsible for all purchases and sales of the Funds' portfolio securities. For its investment advisory services, Bank of America is entitled to receive a fee accrued daily and payable monthly at the following annual rates: .10% of the first $3 billion of each Fund's net assets, plus .09% of the next $2 billion of each Fund's net assets, plus .08% of each Fund's net assets over $5 billion. For the fiscal year ended February 28, 1995, the Prime Fund and Treasury Fund paid Bank of America advisory fees at the effective annual rates of .07% and .10% of such Fund's respective net assets, and Bank of America waived advisory fees at the effective annual rate of .03% and .00% of such Fund's respective net assets.

In addition, Bank of America or Service Organizations may receive fees charged directly to its customers' accounts in connection with investments in Fund shares.

ADMINISTRATOR. Concord Holding Corporation (the "Administrator") serves as the Company's administrator and assists generally in supervising the Funds' operations. The Administrator is a wholly-owned subsidiary of The BISYS Group, Inc. Its offices are located at 3435 Stelzer Road, Columbus, OH 43219.


Under its Basic Administrative Services Agreement for the Funds, the Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services that are for the benefit of all series of shares in the Funds, including coordination of reports to shareholders and the Securities and Exchange Commission; calculation of the net asset value of Fund shares and dividends and capital gains distributions to shareholders; payment of the costs of maintaining the Funds' offices; preparation of tax returns; provision of internal legal and accounting compliance services; maintenance (or oversight of the maintenance by others approved by the Board of Directors) of the Funds' books and records; and the provision of various services for shareholders who have made a minimum initial investment of at least $500,000, including the provision of a facility to receive purchase and redemption orders for the accounts of such shareholders.

For these administrative services the Administrator is entitled to receive an administration fee computed daily and payable monthly at the following annual rates: .10% of the first $7 billion of each Fund's net assets, plus .09% of the next $3 billion of each Fund's net assets, plus .08% of each Fund's net assets over $10 billion. For the fiscal year ended February 28, 1995, the Prime Fund and Treasury Fund paid the Administrator administration fees at the effective annual rates of .07% and .10% of such Fund's respective net assets, and the Administrator waived administration fees at the effective annual rate of .03% and .00% of such Fund's respective net assets.

Pursuant to the authority granted in its agreement with the Company, the Administrator has entered into an agreement with The Bank of New York under which the bank performs certain of the services listed above--e.g. calculating the net asset value of Fund shares and dividends to shareholders and maintaining the Funds' books and records. Both Funds bear all fees and expenses charged by the bank for these services.

DISTRIBUTOR. Concord Financial Group, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Funds. The Distributor is a wholly-owned subsidiary of the Administrator organized to distribute shares of mutual funds to institutional and retail investors. Its offices are located at 3435 Stelzer Road, Columbus, OH 43219.

The Distributor makes a continuous offering of the Funds' shares and bears the costs and expenses of printing and distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared and set in type by the Funds) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of the Funds' shares for sale to the public.

CUSTODIAN AND TRANSFER AGENT. The Bank of New York, located at 90 Washington Street, New York, New York 10286, serves as custodian for the Funds and Bank of America serves as the Prime and Treasury Funds' sub-custodian. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-3035 (the "Transfer Agent"), serves as the Funds' transfer agent and dividend disbursing agent.
The Company has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York receives and disburses funds in connection with the purchase and redemption of and the payment of dividends and other distributions with respect to the Funds' shares. Other services are provided for in the Cash Management Agreement with United Missouri Bank of Kansas City, N.A.

DISTRIBUTION AND SERVICES PLAN
------------------------------


Under the Distribution and Services Plan, each Fund pays the Distributor for distribution expenses primarily intended to result in the sale of such Fund's Class S shares and for shareholder servicing expenses. Such distribution expenses include expenses incurred in connection with advertising and marketing each Fund's Class S shares; payments to Service Organizations for assistance in connection with the distribution of Class S shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes or for distribution to existing shareholders of the Funds) and in implementing and operating the Distribution and Services Plan. Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to the beneficial owners of Class S shares, such as establishing and maintaining accounts and records relating to their clients who invest in Class S shares, assisting clients in processing exchange and redemption requests, developing, maintaining and supporting systems necessary to support Sweep Accounts and in changing dividend options and account descriptions and responding to client inquiries concerning their investments.

Under the Distribution and Services Plan, payments by a Fund for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of such Fund's Class S shares and payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of such Fund's Class S shares. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the Distribution and Services Plan are subject to Rule 12b-1 under the 1940 Act.

The Company will obtain a representation from the Service Organizations (and from Bank of America and the Distributor) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.

FEE WAIVERS. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. From time to time during the course of the Funds' fiscal year, the Administrator and/or Bank of America may prospectively waive payment of fees and/or assume certain expenses of a Fund as a result of competitive pressures and in order to protect the business and reputation of the Administrator and Bank of America. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

                              PURCHASES OF SHARES

OPENING AN ACCOUNT. Class S Shares of the Funds are offered by this Prospectus to customers of Bank of America or Service Organizations that establish a Sweep Account with Bank of America or a Service Organization. Each Sweep Account combines a Transaction Account with a periodic sweep of balances to or from the Funds. Investors may open a Sweep Account by completing and signing the Disclosure Documents. The Disclosure Documents contain important information about the various features and operations of the Sweep Account and should be reviewed in conjunction with this Prospectus.

Class S Shares may be purchased by making a deposit into your Transaction Account. On each day that both the Fund's custodian and the New York Stock Exchange (the "Exchange") are open for business (a "Business Day") and Bank of America or a Service Organization is open for business, Bank of America or a Service Organization computes the net amount of all deposits, withdrawals, charges and credits made to and from a Transaction Account in accordance with their Sweep Account procedures (the "Net Sweep Amount"). If deposits and credits exceed withdrawals and charges, you authorize Bank of America or a Service Organization, on your behalf, to transmit a purchase order to the Fund designated in your Sweep Account in the amount of that day's Net Sweep Amount in accordance with the Sweep Account procedures of Bank of America or a Service Organization. Your purchase order will be made effective and full and fractional Shares will be purchased at the net asset value per share next determined after receipt by the Transfer Agent. It is the responsibility of Bank of America or a Service Organization to transmit orders for the purchases of shares by its customers to the Transfer Agent and deliver required funds on a timely basis, in accordance with the procedures stated above. Share purchases and redemptions executed through Bank of America or a Service Organization are executed only on Business Days that Bank of America or a Service Organization, respectively, is open for business. Contact Bank of America or your Service Organization for additional information about Bank of America's or the Service Organization's Sweep Account procedures.

SHARE PRICE. The net asset value per share of the Prime Fund and Treasury Fund is the value of all securities and other assets owned by the Fund that are allocable to S Shares, less the liabilities charged to S Shares, by the number of outstanding Class S Shares.

Shares of the Funds may be purchased on any Business Day that Bank of America or the particular Service Organization, as applicable, is open for business. The net asset value of the Prime and Treasury Fund is determined on each Business Day as of 2:30 p.m. Eastern time and the close of regular trading hours on the Exchange (or 4:00 p.m. Eastern time if the Exchange is closed). All transaction orders are processed by the Company at the net asset value next determined after the order is received. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information--Valuation." The net asset value per share for purposes of pricing purchase and redemption orders for each Fund is determined independently of that for other portfolios of the Company. For voice recorded price and yield information call (800) 227-1545.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening or reopening an account. See the Fund's Sweep Account application for further information about this requirement.

                              REDEMPTION OF SHARES

If, on any Business Day Bank of America or the particular Service Organization, as applicable, is open for business, withdrawals and charges to your Sweep Account, including without limitation check transactions, exceed deposits and credits, Bank of America or the particular Service Organization, as applicable, will transmit a redemption order on your behalf to the Fund in the dollar amount of that day's Net Sweep Amount. If your Sweep Account with Bank of America or the particular Service Organization, as applicable, is closed as described in the Disclosure Documents, Bank of America or the particular Service Organization, as applicable, transmits a redemption request on your behalf to the Fund for the balance of the Class S Shares of the Fund held through your Sweep Account. Redemptions are effected by the Company on a Business Day at the net asset value per share next determined after receipt of the redemption order by the Transfer Agent. The Funds will make payment for all shares redeemed after receipt by the Transfer Agent of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership. The Funds impose no charge when shares are redeemed. It is the responsibility of Bank of America or the particular Service Organization to transmit the redemption order and credit its customer's Transaction Account with the redemption proceeds on a timely basis. Bank of America or the Service Organization may withhold redemption proceeds pending check collection or processing or for other reasons all as set forth more fully in the Disclosure Documents.

                        ADDITIONAL SHAREHOLDER SERVICES

Certain optional services available to persons who invest directly in Pacific Horizon, Horizon, and Horizon Service Shares of the Funds, including but not limited to certain exchange privileges which allow shareholders to exchange their Fund shares for shares of other funds in the Company; an automatic investment program; automatic withdrawal program; and direct deposit program; are not available to persons who invest in Class S Shares of the Prime Fund and Treasury Fund. Class B Shares of a Pacific Horizon or Time Horizon Fund may be exchanged for Class S Shares of the Prime Fund without payment of a contingent deferred sales charge at the time the exchange is made.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. The shareholders of a Fund are entitled to dividends and distributions arising from the net income and realized gains, if any, earned on investments held by the Fund involved. Each Fund's net income is declared daily as a dividend. Shares begin accruing dividends on the day the purchase order for the shares is executed and continue to accrue dividends through and including the day before the redemption order for the shares is executed. Dividends are paid within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any such capital gains as may be realized will be distributed no more than twice a year after reduction for any available capital loss carryforward.

Dividends are paid in the form of additional full and fractional shares of the same series as the shares on which the dividends are declared at the net asset value of such shares on the payment date.

FEDERAL TAXES. Management of the Company believes that each Fund qualified separately for its last taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and it is intended that each Fund will continue to qualify as a regulated investment company in future years as long as such qualification is in the best interest of its shareholders. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

In connection with such tax qualification, each Fund contemplates declaring as dividends at least 90% of its investment company taxable income for each taxable year. An investor of any Fund who receives a dividend derived from net investment company taxable income (including any excess of net short-term capital gain over net long-term capital loss) treats it as ordinary income in the computation of his gross income, whether such dividend is paid in the form of cash or additional shares of a Fund. Because all of the net investment income of the Funds is expected to be derived from earned interest, it is anticipated that all dividends paid by the Funds will be taxable as ordinary income to shareholders who are not exempt from federal income taxes and that no part of any distribution paid by the Funds will be eligible for the dividends received deduction for corporations.

Although the Funds anticipate that they will not have net long-term capital gain, any distribution of a Fund's excess of net long-term capital gain over its net short-term capital loss will be taxable to shareholders of that Fund as long-term capital gain regardless of how long the shareholder has held shares of the Fund.

Dividends declared in December of any year payable to shareholders of record on a specified date in December will be deemed for federal tax purposes to have been paid by the Funds and received by the shareholders on December 31, if such dividends are paid during January of the following year.

The foregoing is only a brief summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders, and is based on federal tax laws and regulations which are in effect as of the date of this Prospectus. Such laws and regulations may be changed by legislative or administrative actions. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

STATE AND LOCAL TAXES. Investors are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences from those of the federal income tax law described above.

                             DESCRIPTION OF SHARES

The Company was organized on October 27, 1982 as a Maryland corporation. On March 30, 1984, the Company commenced its public sale of shares (Pacific Horizon Shares) in each of the Prime Fund and Treasury Fund, which were originally called "Money Market Portfolio" and "Government Money Market Portfolio," respectively.

On January 19, 1990, the Prime Fund and Treasury Fund of The Horizon Funds, a Massachusetts business trust, were combined with the Money Market Portfolio and Government Money Market Portfolio of the Company; the Company changed the names of its resulting portfolios to "Prime Fund" and "Treasury Fund;" and, in addition to continuing its offering of Pacific Horizon Shares in such Funds, the Company began offering Horizon Shares and Horizon Service Shares in the Prime and Treasury Funds. (Horizon Shares and Horizon Service Shares are sold to institutions and may not be purchased by individuals directly.) On April __, 1996, the Company began its public offering of X Shares of the Prime Fund. (X Shares are a sweep vehicle for retail customers of BA Investment Services, Inc. and certain Service Organizations.) As of the date of this prospectus, the Company began its public offering of Class S Shares of the Prime and Treasury Funds.

The Company's charter authorizes the Board of Directors to issue up to two hundred billion full and fractional shares of capital stock, and to classify and reclassify any authorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Funds, each of which is classified as a diversified company under the Investment Company Act of 1940: ten billion X Shares; ten billion S Shares; fifteen billion Pacific Horizon Shares, twenty-eight billion Horizon Shares and fifteen billion Horizon Service Shares representing interests in the Prime Fund; and ten billion S Shares, fifteen billion Pacific Horizon Shares, fourteen billion, four hundred million Horizon Shares and fifteen billion Horizon Service Shares representing interests in the Treasury Fund. X Shares, Pacific Horizon Shares, Horizon Shares and Horizon Service Shares of the Funds are described in separate Prospectuses available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Company, which are likewise described in separate Prospectuses available from the Distributor. This Prospectus relates primarily to the S Shares of the Funds and describes only the investment objectives and policies, operations, contracts and other matters relating to such Shares.

Each S Share, X Share, Pacific Horizon Share, Horizon Share and Horizon Service Share in a Fund has a par value of $.001, and, except as noted below, is entitled to participate equally in the dividends and distributions declared by the Board of Directors with respect to such Fund and in the net distributable assets of such Fund on liquidation. Holders of a Fund's S and X Shares bear the fees described in this Prospectus that are paid to the Distributor and Service Organizations by the Fund under the Company's Distribution and Services Plan. The fees paid under the Distribution and Services Plan are for distribution and shareholder services paid to Service Organizations in connection with S and X Shares. Holders of a Fund's Pacific Horizon Shares bear the fees described in the prospectus for such shares that are paid to Bank of America, the Administrator and Service Organizations by the Fund under the Company's Administrative Services Plan for Pacific Horizon Shares. Similarly, holders of Horizon Service Shares bear the fees described in the prospectus for such shares that are paid to Service Organizations by the Fund under the Company's Shareholder Services Plan. The fees paid under the Shareholder Services Plan are for services provided by institutional investors to their customers in connection with Horizon Service Shares, and Service Organizations do not receive similar fees with respect to the Funds' Horizon Shares. As a result, at any given time, the net yield on a Fund's S Shares generally will be approximately 0.45% lower than the yield on that Fund's X Shares (Class X Shares are only offered by the Prime Fund); 0.68% lower than the yield on that Fund's Pacific Horizon Shares; 0.75% lower than the yield on the same Fund's Horizon Service Shares and 1.00% lower than the yield on the same Fund's Horizon Shares. Standardized yield quotations will be computed separately for each series of Shares.

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by law or when class voting is permitted by the Board of Directors. It is contemplated that all shareholders of a Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement and on any change in its fundamental investment limitations, and that only holders of Pacific Horizon Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Administrative Services Plan; that only holders of Horizon Service Shares will be entitled to vote on matters submitted to a vote of Shareholders pertaining to the Funds' Shareholder Services Plan; and that only holders of particular S and X Shares, if affected by changes to such Plan, will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Fund's Distribution and Services Plan relating to the particular series. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant at its discretion. When issued for payment as described in this Prospectus, shares will be fully paid and non-assessable. Certificates for shares will not be issued.


The Company does not presently intend to hold annual meetings of shareholders for the election of directors and other business unless and until such time as less than a majority of the directors holding office have been elected by the shareholders of the Company, at which time the directors then in office will call a shareholders' meeting for the election of directors. Under certain circumstances, however, shareholders have the right to call a meeting of shareholders to consider the removal of one or more directors and such meetings will be called when requested by the holders of record of 10% or more of the Company's outstanding shares of common stock. To the extent required by law and the Company's undertaking with the Securities and Exchange Commission, the Company will assist in shareholder communications in such matters. Shares have cumulative voting rights to the extent that may be required by applicable law.

                            PERFORMANCE CALCULATIONS

From time to time the "yield" or "effective yield" of a Fund may be quoted in advertisements or reports to shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement or report). This income is then "annualized"--that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Additionally, the yields of each Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Funds' yields may be compared to Donoghue's Money Fund Averages, which are averages compiled by Donoghue's Money Fund Report. Yield data as reported in national financial publications, including Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yields of the Funds. A complete listing of the indices, rankings and publications discussed above is contained in the Statement of Additional Information.


Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the shares of a Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by Bank of America or other institutional investors directly to their customers in connection with investments in shares of the Funds (which fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income) will not be included in the Funds' calculations of yield.

                              ____________________

Shareholder inquiries should be addressed to the Distributor at the address or telephone numbers stated on the inside cover of this Prospectus.

                                    S SHARES
                                     OF THE
                                 PRIME FUND AND
                                 TREASURY FUND




                                   PROSPECTUS
                               ____________, 1996






                                NOT FDIC INSURED

                           PACIFIC HORIZON FUNDS, INC.


                  S Shares of the Prime Fund and Treasury Fund


                              Cross Reference Sheet
                        --------------------------------


Part B
Item No.                                                       Heading
--------                                                       -------


10. Cover Page..........................................  Cover Page

11. Table of Contents...................................  Table of
                                                          Contents

12. General Information and History.....................  The Company

13. Investment Objectives and Policies..................  Investment
                                                          Objectives
                                                          and Policies


14. Management of the Fund..............................  Management of
                                                          the Funds

15. Control Persons and Principal Holders of Securities   Management of
                                                          the Funds;
                                                          Miscellaneous

16. Investment Advisory and Other Services .............  Management of
                                                          the Funds;
                                                          Investment
                                                          Adviser;
                                                          Adminis-
                                                          trator;
                                                          Distributor;
                                                          Custodian and
                                                          Transfer Agent


17. Brokerage Allocation and Other Practices............  Portfolio
                                                          Transactions

18. Capital Stock and Other Securities..................  General
                                                          Information;
                                                          Description of
                                                          Shares

19. Purchase, Redemption and Pricing of Securities        Additional
    Being Offered                                         Purchase and
                                                          Redemption
                                                          Information

20. Tax Status.........................................   Additional
                                                          Information
                                                          Concerning Taxes


21. Underwriters........................................  Management of the
                                                          Funds; Distributor

22.      Calculation of Performance Data................  Additional
                                                          Performance
                                                          Information

PART C

Information to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                          PACIFIC HORIZON FUNDS, INC.

                                    S SHARES
                                     OF THE
                          PRIME FUND AND TREASURY FUND

                           (INVESTMENT PORTFOLIOS OF
                          PACIFIC HORIZON FUNDS, INC.)

                      STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 1996

                               TABLE OF CONTENTS

                                                                       Page
                                                                       ----
THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . .     2

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . .    13

ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . . . . . .    16

MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . .    19

GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .    37

APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1


                 This Statement of Additional Information, which applies to the S Shares of the Prime Fund and Treasury Fund (individually, a "Fund" and collectively, the "Funds") of Pacific Horizon Funds, Inc. ("Pacific Horizon" or the "Company"), is meant to be read in conjunction with the prospectus dated _______________, 1996 with respect to the Funds, as may from time to time be revised, describing the particular Fund of the Company in which the investor is interested and is incorporated by reference in its entirety into such Prospectus. Because the Statement of Additional Information is not itself a prospectus, no investment in shares of any Fund should be made solely upon the information contained herein. Copies of the Prospectus relating to the Company's S Shares may be obtained by calling Concord Financial Group, Inc. at 800-332-3863. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                                  THE COMPANY


                 The Company was organized on October 27, 1982 as a Maryland corporation. On March 30, 1984, the Company commenced its public sale of shares (Pacific Horizon Shares) in each of the Prime Fund and Treasury Fund, which were originally called "Money Market Portfolio" and "Government Money Market Portfolio," respectively. On January 19, 1990, the Prime Fund and Treasury Fund of The Horizon Funds, a Massachusetts business trust (sometimes called the "Predecessor Prime Fund" and "Predecessor Treasury Fund"), were combined with the Money Market Portfolio and Government Money Market Portfolio, respectively, of the Company; the Company changed the names of its resulting portfolios to "Prime Fund" and "Treasury Fund"; and, in addition to continuing its offering of Pacific Horizon Shares in such Funds, the Company began offering Horizon Shares and Horizon Service Shares in the Prime and Treasury Funds. On April __, 1996 the Company began its public offering of Class X Shares of the Prime Fund and as of the date of this Statement of Additional Information the Company began its public offering of the Class S Shares of the Prime and Treasury Funds.

                 The Company offers other classes and series of shares, including Pacific Horizon Funds, Horizon Shares and Horizon Service Shares, in the aforementioned funds and in other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other shares, contact the Distributor at the telephone number stated on the cover page of this statement of additional information.

                       INVESTMENT OBJECTIVES AND POLICIES

                 The Prospectus for the Prime Fund and Treasury Fund describes the investment objective of the Fund to which it applies. The following information supplements and should be read in conjunction with the descriptions of the investment objective and policies in the Prospectus for such Funds.


PORTFOLIO TRANSACTIONS
----------------------

                 Subject to the general control of the Company's Board of Directors, Bank of America National Trust and Savings Association ("Bank of America") is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. Securities purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (I.E., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. During their last three fiscal periods, the Funds did not pay any brokerage commissions.
The
cost of securities purchased by the Funds from underwriters generally include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

                 In executing portfolio transactions and selecting brokers or dealers, it is the Company's policy to seek the best overall terms available. The investment advisory agreement between the Company and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the investment advisory agreement authorizes Bank of America, subject to the approval of the Company's Board of Directors, to cause the Company to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the particular Fund and the Company. Brokerage and research services may include:
(1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities and (2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

                 The Directors will periodically review the commissions paid by the Company to consider whether the commissions, if any, paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Company. It is possible that certain of the brokerage or research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Company or any given Fund may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

                 Brokerage or research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America by the Company. Such services may be useful to Bank of America in serving both the Company and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company. The Company will not acquire certificates of deposit or other securities issued by Bank of America or its affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. In addition, portfolio securities in general will be purchased from and sold to Bank of America, Concord Financial Group, Inc. (the "Distributor") and their affiliates acting as principal underwriter, syndicate member, market-maker, dealer, broker or in any other similar capacity during the life of the syndicate, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 and the rules thereunder.

                 A Fund's annual portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Fund's portfolio securities. The calculation excludes all securities the maturities of which at the time of acquisition were thirteen months or less. The annual portfolio turnover rate is expected to be zero for regulatory reporting purposes for all Funds.

                 A Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. Any such Fund will engage in this practice only when Bank of America, in its sole discretion, subject to guidelines adopted by the Board of Directors, believes such practice to be in the Fund's interest.

                 Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or Bank of America, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation but will continue to hold the obligation only if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission. In addition, it is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                 To the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

                 The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act of 1940) or their parents held by the Company as of the close of its most recent fiscal year. As of February 28, 1995: (a) the Treasury Fund held the following securities, Repurchase Agreement with Goldman, Sachs & Co. in the principal amount of $95,000,000; Repurchase Agreement with Merrill Lynch Government Securities, Inc. in the principal amount of $95,000,000; and (b) the Prime Fund held the following securities, Merrill Lynch & Co., Inc., commercial paper in the principal amount of $100,000,000; Goldman, Sachs Group L.P., Daily Variable Rate Master Note in the principal amount of $120,000,000; Morgan Stanley Group, Inc., Daily Variable Rate Master Note in the principal amount of $120,000,000; Bear Stearns Co., Inc., Series B, Monthly Variable Rate Note in the principal amount of $100,000,000; Repurchase Agreement with Goldman, Sachs & Co. in the principal amount of $120,000,000.

PORTFOLIO INSTRUMENTS
---------------------

                 CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND SHORT-TERM NOTES. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specific return. Bankers' acceptances are negotiable deposits or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks having total assets at the time of purchase in excess of $2.5 billion (including assets of both domestic and foreign branches). Commercial paper consists of unsecured promissory notes issued by corporations. Short-term notes acquired by a Fund may be issued by commercial or investment banking firms, financing companies or industrial or manufacturing concerns. Commercial paper and short-term notes, except for variable and floating rate instruments, will normally have maturities of nine months or less, although such instruments may have maturities of up to thirteen months. Commercial paper and short-term notes will consist of issues which are "First Tier Securities" as defined by the Securities and Exchange Commission. First Tier Securities consist of instruments that are either rated at the time of purchase in the top rating category by one (if rated by only one) or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or issued by issuers with such ratings. See the Appendix to this Statement of Additional Information for a description of the applicable NRSRO ratings. Unrated instruments (including instruments with long-term but no short-term ratings) purchased by a Fund will be of comparable quality as determined by Bank of America pursuant to guidelines approved by the Board of Directors and Bank of America.


                 A Fund holding Euro CDs, Yankee CDs, Yankee BAs or commercial paper of foreign issuers may be subject to investment risks that are different in some respects from those incurred by a Fund which invests only in obligations of domestic branches of U.S. banks. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

                 Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

                 As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to the Euro CDs, Yankee CDs and Yankee BAs that a Fund may acquire.

                 U.S. GOVERNMENT OBLIGATIONS. Obligations of the U.S. Government and its agencies and instrumentalities include Treasury bills, certificates of indebtedness, notes and bonds, Treasury Strips, and issues of such entities as the Federal Home Loan Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Funding Corporation, Maritime Administration, Tennessee Valley Authority and Federal National Mortgage Association. The Prime Fund and Treasury Fund will not acquire obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank.

                 Government National Mortgage Association ("GNMA") certificates are U.S. Government agency mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.
In addition to GNMA certificates, mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC") may also be acquired. Securities issued and guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If either fixed or variable rate pass-through securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Prime Fund reserves the right to invest in them, after making appropriate disclosure to investors. Certain securities issued by all governmental agencies may be prepaid. Prepayment of mortgages underlying most mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available.

COMMON PORTFOLIO INSTRUMENTS
----------------------------

                 VARIABLE AND FLOATING RATE INSTRUMENTS. Each Fund may acquire variable and floating rate instruments as described in the Prospectus.
Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the investment adviser under guidelines established by the Company's Board of Directors to be of comparable quality at the time of purchase to rated instruments eligible for purchase by such Fund. In making such determinations, the investment adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition.
There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund involved could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit and may have maturities of more than thirteen months. In determining a Fund's average weighted maturity and whether a variable or floating rate instrument has a remaining maturity of thirteen months or less, each variable rate instrument having a demand feature that entitles the Fund to receive the principal amount thereof at any time, or at specified intervals not exceeding thirteen months, in each case on not more than thirty days' notice, shall be deemed by the Company to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand; each variable rate instrument not having such a demand feature but having a stated maturity of thirteen months or less or issued or guaranteed by the U.S. Government or its agencies will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment; each floating rate instrument having a demand feature that entitles the Fund to receive the principal amount thereof at any time, or at specified intervals not exceeding thirteen months, in each case on not more than thirty days' notice, shall be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be recovered through demand. Variable and floating rate instruments which are not payable upon seven days' notice and which do not have an active trading market are considered illiquid securities.

                 RATINGS AND ISSUER'S OBLIGATIONS. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc. ("Thomson") and IBCA Limited and IBCA Inc. ("IBCA") represent their opinions as to the quality of debt securities. However, ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

                 An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.


                 REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to their portfolio securities as indicated in the Prospectus. Pursuant to such agreements, a Fund purchases securities from financial institutions such as banks and broker-dealers which are deemed to be creditworthy by the investment adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a specified date and price. Neither Fund will enter into repurchase agreements with Bank of America or Bank of America's affiliates, nor will either Fund give preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Funds' custodian or a sub-custodian or in the Federal Reserve/Treasury book-entry system, and a Fund will make payment for such securities only upon receipt of evidence of physical delivery of the securities or of such book entry. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the advisor shall require that the value of the collateral, after transaction costs (including loss of interest reasonably expected to be incurred on a default), shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, the Fund holding the repurchase agreement would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

                 REVERSE REPURCHASE AGREEMENTS. Each Fund may also enter into reverse repurchase agreements with respect to their securities. Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated account maintained with the Fund's custodian cash, U.S. Government securities and other liquid high grade debt securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account for maintenance of such equivalent value. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

INVESTMENT PRACTICES
--------------------


                 WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Fund may purchase securities on a "when-issued," "forward commitment" or "delayed settlement" basis (I.E., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets (cash or liquid securities) in the separate account so that the value of the account remains equal to the amount of such Fund's commitment. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid investments to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the investment adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 25% of the value of its assets.


                 A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

                 When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                 The market value of the securities underlying a when-issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations on their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.


                 LOANS OF SECURITIES. The Prime Fund may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Fund.

                 The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

INVESTMENT LIMITATIONS
----------------------

                 The Prospectus for both Funds sets forth certain fundamental policies that may not be changed with respect to each Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined below under "General Information - Miscellaneous"). Similarly, the following enumerated additional fundamental policies may not be changed with respect to each Fund without such a vote of shareholders.

         A.      The Prime Fund and Treasury Fund may not:

                 1. Purchase or sell real estate (however, a Fund may, to the extent appropriate to its investment objective, purchase securities issued by companies investing in real estate or interests therein).


                 2.       Underwrite the securities of other issuers.

                 3. Purchase securities of companies for the purpose of exercising control.

                 4. Purchase securities on margin, make short sales of securities or maintain a short position.

                 5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets.


                 6. Make loans, except that a Fund: (i) may purchase or hold debt instruments and enter into repurchase agreements pursuant to its investment objective and policies, and (ii) may lend portfolio securities.


         B.      The Prime Fund may not:

                 1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately thereafter more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of its total assets would be invested in other securities of any one bank or the securities of any other issuer (except that up to 25% of the Fund's total assets may be invested without regard to this limitation).

                       *               *               *

                 INTERPRETATIONS: If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.


                 For purposes of Investment Limitation No. 1 relating to the Prime Fund, the Fund treats, in accordance with the current views of the Securities and Exchange Commission and as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.


                 For purposes of Investment Limitation No. 1 of Paragraph B above, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. In addition, in accordance with current regulations of the Securities and Exchange Commission, the Prime Fund presently intends to limit its investments in the securities of any single issuer (other than securities issued by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period that does not exceed three business days. For purposes of Investment Limitation No. 6 of Paragraph A, the Prime Fund may hold debt instruments whether such instruments are part of a public offering or privately negotiated.


                 In order to permit the sale of shares in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described above. To permit the sale of shares of the Funds in Texas, the Company has agreed to the following addition restrictions:

                 1. Such Funds will not invest in oil, gas or mineral leases.

                 2. Such Funds will not invest more than 5% of their net assets in warrants (valued at the lower of cost or market), of which not more than 2% may be warrants which are not listed on the New York or American Stock Exchanges.

                 Should a Fund determine that these commitments or any other commitments are no longer in the best interests of the Fund, it will revoke such commitments by terminating sales of its shares in the state involved.

                 The policies and practices stated in this sub-section are not fundamental policies of the Funds.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                 Information on how to purchase and redeem Company shares, and how such shares are priced, is included in the Prospectus. Additional information is contained below.

NET ASSET VALUE
---------------

                 IN GENERAL. Each Fund's net asset value per share is calculated by dividing the total value of the assets belonging to the Fund, less the value of any liabilities applicable to the Fund, by the total number of outstanding shares of that Fund. Each Fund's net asset value is calculated separately from each other Fund's net asset value. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares representing interests in the Fund together with all income, earnings, profits and proceeds derived from the investment thereof, any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any re-investment of such proceeds, and a portion of any general assets of the Company not belonging to a particular Fund. Each Fund is charged with the direct expenses of that Fund and with a share of the general expenses of the Company. The determinations by the Board of Directors as to direct and allocable expenses and the allocable portion of general assets with respect to the various portfolios are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund except for payments to Service Organizations and Rule 12b-1 fees that are borne solely by S Shares of the Funds, certain payments that are borne solely by Pacific Horizon Shares of the Funds, and payments to Service Organizations that are borne solely by Horizon Service Shares of the Funds as described in the Prospectuses for such Shares.

                 AMORTIZED COST METHOD. Each Fund uses the amortized cost method of valuation in computing the net asset value of their shares for purposes of sales and redemptions. Under this method a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount such Fund would receive if it sold its portfolio securities. The market value of the securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its amortized cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its amortized cost. In either instance, if the security is held to maturity, no gain or loss will be realized.


                 In connection with their use of amortized cost valuation, the Funds limit the dollar-weighted average maturity of their portfolios to not more than 90 days and do not purchase any instrument with a remaining maturity of greater than 397 calendar days. The Company's Board of Directors has also established, pursuant to rules promulgated by the Securities and Exchange Commission, procedures that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1% the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening a Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding shares without monetary consideration or determining net asset value per share by using available market quotations. If a Fund reduces the number of its outstanding shares without monetary consideration it will mail written notice to shareholders at least three business days before the redemption and in the notice will state the reason for the redemption and the fact that the redemption may result in a capital loss to shareholders.

                 The Funds' administrator, Concord Holding Corporation (the "Administrator"), may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. In valuing a Fund's securities the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the Company's Board of Directors. Additionally, in determining market-based net asset value per share, all portfolio securities for which market quotations (or appropriate substitutes that reflect current market conditions) are not readily available, shall be valued at their fair value as determined by the valuation committee in accordance with procedures established by the Board of Directors.


S SHARES
--------

                 Persons wishing to establish a Sweep Account at Bank of America or certain other Service Organizations should contact Bank of America or a Service Organization directly for appropriate instructions. Depending on the terms of the Sweep Account, Bank of America and Service Organizations also may charge its customers fees for investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customers who must authorize the purchase of shares prior to such purchase.

                 MISCELLANEOUS.  Certificates for shares will not be issued.

                 A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which both the Funds' custodian and the New York Stock Exchange are open for trading, except a "business day" does not include Martin Luther King, Jr. Day, Columbus Day or Veteran's Day. In 1996, the holidays on which the New York Stock Exchange is closed are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                 The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                 The Company's Charter permits its Board of Directors to require a shareholder to redeem involuntarily shares in a Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The Company will not require a shareholder to redeem shares of a Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the shares. The Company may also redeem shares involuntarily if such redemption is appropriate to carry out the Company's responsibilities under the Investment Company Act of 1940.


                 If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in readily marketable securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

                    ADDITIONAL INFORMATION CONCERNING TAXES


                 The following is only a summary of certain additional considerations generally affecting the Funds and their shareholders that are not described in the Prospectus for the Funds. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

FEDERAL - BOTH FUNDS
--------------------


                 Each Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund of the Company does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

                 Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income (if any) and 90% of its tax-exempt income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. A Fund will be taxed on its undistributed investment company taxable income, if any.

                 A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "short-short test"). Interest (including original issue and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                 Any distribution of the excess of net long-term capital gains over net short-term capital losses is taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the distributing Fund's shares and whether such gains are received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gains dividend in a written notice mailed to shareholders after the close of the Fund's taxable year.

                 Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%; however, because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum nominal effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum effective marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

                 A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income for each calendar year and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

                 The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders who (i) have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or (iii) who have failed to certify to the Company that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


                 At February 28, 1995, the Prime Fund and Treasury Fund had unused capital loss carryovers of approximately $2,764,492 (of which $22,098 will expire in fiscal 1999, $1,171,786 will expire in fiscal 2002 and $1,570,608 will expire in fiscal 2003) and $239,007 (which will expire in fiscal 2002), respectively, available for federal income tax purposes to be applied against future capital gains, if any.


OTHER INFORMATION
-----------------

                 Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

                 Exempt-interest dividends will generally be exempt from state and local taxes as well. However, except as noted above with respect to California state personal income tax, in some situations income distributions may be taxable to shareholders of the Funds under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                 The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.


                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS
----------------------

                 The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:


                                                     Position with
Name and Address                    Age              Company                         Principal Occupations
----------------                    ---              -------                         ---------------------
Thomas M. Collins                   61               Director                        Of counsel, law firm of
McDermott & Trayner                                                                  McDermott & Trayner;
225 S. Lake Avenue                                                                   Partner of the law firm
Suite 410                                                                            of Musick, Peeler &
Pasadena, CA 91101-3005                                                              Garrett (until April,
                                                                                     1993); Trustee, Master
                                                                                     Investment Trust, Series I
                                                                                     and Master Investment
                                                                                     Trust, Series II
                                                                                     (registered investment
                                                                                     companies) (since 1993);
                                                                                     former Director, Bunker
                                                                                     Hill Income Securities,

                                                     Position with
Name and Address                    Age              Company                         Principal Occupations
----------------                    ---              -------                         ---------------------
                                                                                     Inc. (registered
                                                                                     investment company)
                                                                                     through 1991.

Douglas B. Fletcher                 70               Vice Chairman                   Chairman of the Board
Fletcher Capital                                     of the Board                    and Chief Executive
Advisors Incorporated                                                                Officer, Fletcher
4 Upper Newport Plaza                                                                Capital Advisors,
Suite 100                                                                            Incorporated,
Newport Beach, CA 92660-2629                                                         (registered investment
                                                                                     adviser) 1991 to date;
                                                                                     Partner, 1991 Newport
                                                                                     Partners (private venture
                                                                                     capital firm), 1981 to
                                                                                     date; Chairman of the
                                                                                     Board and Chief Executive
                                                                                     Officer, First Pacific
                                                                                     Advisors, Inc. (registered
                                                                                     investment adviser) and
                                                                                     seven investment companies
                                                                                     under its management,
                                                                                     prior to 1983; former
                                                                                     Allied Member, New York
                                                                                     Stock Exchange; Chairman
                                                                                     of the Board of FPA
                                                                                     Paramount Fund, Inc.
                                                                                     through 1984; Director,
                                                                                     TIS Mortgage Investment
                                                                                     Company (real estate
                                                                                     investment trust); Trustee
                                                                                     and former Vice Chairman
                                                                                     of the Board, Claremont
                                                                                     McKenna College; Chartered
                                                                                     Financial Analyst.

Robert E. Greeley                   62               Director                        Chairman, Page Mill
Page Mill Asset                                                                      Asset Management (a
  Management                                                                         private investment
433 California Street                                                                company) since 1991;
Suite 900                                                                            Manager, Corporate
San Francisco, CA 94104                                                              Investments, Hewlett
                                                                                     Packard Company from 1979
                                                                                     to 1991; Trustee, Master
                                                                                     Investment Trust, Series I
                                                                                     and Master Investment
                                                                                     Trust, Series II (since
                                                                                     1993); Director, Morgan
                                                                                     Grenfell Small Cap Fund
                                                                                     (since 1986); former
                                                                                     Director, Bunker Hill
                                                                                     Income Securities, Inc.

                                                     Position with
Name and Address                    Age              Company                         Principal Occupations
----------------                    ---              -------                         ---------------------
                                                                                     (since 1989) (registered
                                                                                     investment companies);
                                                                                     former Trustee, SunAmerica
                                                                                     Fund Group (previously
                                                                                     Equitec Siebel Fund Group)
                                                                                     from 1984 to 1992.

Kermit O. Hanson                    79               Director                        Vice Chairman of the
17760 14th Ave., N.W.                                                                Advisory Board, 1988 to
Seattle, WA 98177                                                                    date, Executive
                                                                                     Director, 1977 to 1988,
                                                                                     Pacific Rim Bankers
                                                                                     Program (a non-profit
                                                                                     educational institution);
                                                                                     Dean Emeritus, 1981 to
                                                                                     date, Dean, 1964-81,
                                                                                     Graduate School of
                                                                                     Business Administration,
                                                                                     University of Washington;
                                                                                     Director, Washington
                                                                                     Federal Savings & Loan
                                                                                     Association; Trustee,
                                                                                     Seafirst Retirement Funds
                                                                                     (since 1993) (registered
                                                                                     investment company).

Cornelius J. Pings*                 66               Chairman of                     President, Association
Association of American                              the Board and                   of American
    Universities                                     President                       Universities, February
One DuPont Circle                                                                    1993 to date; Provost,
Suite 730                                                                            1982 to January
Washington, DC 20036                                                                 1993, Senior Vice
                                                                                     President for Academic
                                                                                     Affairs, 1981 to January
                                                                                     1993, University of
                                                                                     Southern California;
                                                                                     Trustee, Master Investment
                                                                                     Trust, Series I and Master
                                                                                     Investment Trust, Series
                                                                                     II (since 1995).

Kenneth L. Trefftzs                 83               Director                        Private Investor;
11131 Briarcliff Drive                                                               formerly Distinguished
San Diego, CA 92131-1329                                                             Emeritus Professor
                                                                                     of Finance and Chairman of
                                                                                     the Department of Finance
                                                                                     and Business Economics of
                                                                                     the Graduate School of
                                                                                     Business of the

                                                     Position with
Name and Address                    Age              Company                         Principal Occupations
----------------                    ---              -------                         ---------------------
                                                                                     University of Southern
                                                                                     California; former
                                                                                     Director, Metro Goldwyn
                                                                                     Mayer, Inc.; Director,
                                                                                     Fremont General
                                                                                     Corporation (insurance and
                                                                                     financial services holding
                                                                                     company); Director, Source
                                                                                     Capital, Inc. (closed-end
                                                                                     investment company);
                                                                                     Director of three open-end
                                                                                     investment companies
                                                                                     managed by First Pacific
                                                                                     Advisors, Inc.; formerly
                                                                                     Chairman of the Board of
                                                                                     Directors (or Trustees) of
                                                                                     nineteen investment
                                                                                     companies managed by
                                                                                     American Capital Asset
                                                                                     Management, Inc.

Richard E. Stierwalt                                 Executive                       Chairman of the Board
125 W. 55th Street                  40               Vice President                  and Chief Executive
New York, NY 10019                                                                   Officer, July 1993 to
                                                                                     date, prior thereto Senior
                                                                                     Director, Managing
                                                                                     Director and Chief
                                                                                     Executive Officer of the
                                                                                     Administrator and
                                                                                     Distributor, February 1987
                                                                                     to July 1993; President,
                                                                                     Master Investment Trust,
                                                                                     Series I, Master
                                                                                     Investment Trust, Series
                                                                                     II and Seafirst Retirement
                                                                                     Funds (since 1993); First
                                                                                     Vice President, Trust
                                                                                     Operation Administration,
                                                                                     Security Pacific National
                                                                                     Bank, 1983-1987.

William B. Blundin                  57               Executive Vice                  Vice Chairman, July 1993
125 W. 55th Street                                   President                       to date, prior thereto
New York, NY  10019                                                                  Director and President
                                                                                     of the Administrator and
                                                                                     Distributor, February 1987
                                                                                     to July 1993; Executive
                                                                                     Vice President, Master
                                                                                     Investment Trust, Series
                                                                                     II and Seafirst Retirement
                                                                                     Funds (since

                                                     Position with
Name and Address                    Age              Company                         Principal Occupations
----------------                    ---              -------                         ---------------------
                                                                                     1993); Senior Vice
                                                                                     President, Shearson Lehman
                                                                                     Brothers, 1978-1987.


Irimga McKay                        35               Vice                            Senior Vice President,
1230 Columbia Street                                 President                       July 1993 to date, prior
5th Floor                                                                            thereto First Vice
San Diego, CA 92101                                                                  President of the
                                                                                     Administrator and
                                                                                     Distributor, November 1988
                                                                                     to July 1993; Vice
                                                                                     President, Master
                                                                                     Investment Trust, Series
                                                                                     II and Seafirst Retirement
                                                                                     Funds (since 1993);
                                                                                     Regional Vice President,
                                                                                     Continental Equities, June
                                                                                     1987 to November 1988;
                                                                                     Assistant Wholesaler, VMS
                                                                                     Realty Partners (a real
                                                                                     estate limited
                                                                                     partnership), May 1986 to
                                                                                     June 1987.

W. Eugene Spurbeck                  39               Assistant Vice                  Manager of Client
BISYS Fund Services                                  President                       Services of the
515 Figueroa Street                                                                  Administrator (1993 to
Suite 335                                                                            date); Assistant Vice
Los Angeles, CA 92307                                                                President, Master
                                                                                     Investment Trust, Series
                                                                                     II; Vice President,
                                                                                     Seafirst Retirement Funds
                                                                                     (since 1995); Vice
                                                                                     President of Retail
                                                                                     Lending Operations Banc
                                                                                     One (1989 to 1993).

Stephanie L. Blaha                  36               Assistant Vice                  Manager of Client
BISYS Fund Services                                  President                       Services of the
100 First Avenue                                                                     Administrator, March
Suite 300                                                                            1995 to date, prior
Pittsburgh, PA 15222                                                                 thereto Assistant Vice
                                                                                     President of the
                                                                                     Administrator and
                                                                                     Distributor, October 1991
                                                                                     to March 1995; Assistant
                                                                                     Vice President, Master
                                                                                     Investment Trust, Series
                                                                                     II (since 1996); Vice
                                                                                     President, Seafirst
                                                                                     Retirement Funds (since
                                                                                     1996); Account Manager,
                                                                                     AT&T American Transtech,


                                                     Position with
Name and Address                    Age              Company                         Principal Occupations
----------------                    ---              -------                         ---------------------

                                                                                     Mutual Fund Division, July
                                                                                     1989 to October 1991.

Mark E. Nagle                       36               Treasurer                       Senior Vice President,
BISYS Fund Services                                                                  Fund Accounting
3435 Stelzer Road                                                                    Services, The BISYS
Columbus, OH 43219                                                                   Group, Inc. September 1995
                                                                                     to Present; Senior Vice
                                                                                     President Fidelity
                                                                                     Institutional Retirement
                                                                                     Services (1993 to
                                                                                     September 1995; Fidelity
                                                                                     Accounting and Custody
                                                                                     Services (1981 to 1993).

Martin R. Dean                      31               Assistant                       Manager of Fund
BISYS Fund Services                                  Treasurer                       Accounting of BISYS
3435 Stelzer Road                                                                    Fund Services, May 1994
Columbus, OH  43219                                                                  to Present; Treasurer,
                                                                                     Master Investment Trust,
                                                                                     Series II and Seafirst
                                                                                     Retirement Funds (since
                                                                                     1995); Senior Manager at
                                                                                     KPMG Peat Marwick
                                                                                     previously 1990-1994.


W. Bruce McConnel, III              52               Secretary                       Partner of the law firm
1345 Chestnut Street                                                                 of Drinker Biddle &
Philadelphia National Bank                                                           Reath.  Secretary,
Building, Suite 1100                                                                 Master Investment Trust,
Philadelphia, PA 19107                                                               Series I, Master
Investment Trust, Series                                                             II and Seafirst
                                                                                     Retirement Funds.

George O. Martinez                  35               Assistant                       Senior Vice President
3435 Stelzer Road                                    Secretary                       and Director of Legal
Columbus, OH 43219                                                                   and Compliance Services,
                                                                                     of the Administrator.
                                                                                     since April 1995;
                                                                                     Assistant Secretary,
                                                                                     Master Investment Trust,
                                                                                     Series II and Seafirst
                                                                                     Retirement Funds (since
                                                                                     1995); prior thereto, Vice
                                                                                     President and Associate
                                                                                     General Counsel, Alliance
                                                                                     Capital Management, L.P.

-----------------------------

*        Mr. Pings is an "interested director" of the Company as defined in the 1940 Act.

                 The Audit Committee of the Board is comprised of all directors and is chaired by Dr. Trefftzs. The Board does not have an Executive Committee.


                 Each director is entitled to receive an annual fee of $25,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the President receives an additional $20,000 per annum for his services as President; Mr. Collins, in consideration of his years of service as President and Chairman of the Board, receives an additional $40,000 per annum in recognition of his years of service to the Company until February 28, 1997; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. The Funds, and each other Fund of the Company, pays its proportionate share of these amounts based on relative net asset values.

                 For the fiscal year ended February 28, 1995, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $334,168; of this total amount, the following amounts of directors' compensation were allocated to the following Funds: Treasury Fund - $22,408 and Prime Fund - $23,318. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.


                 Under a retirement plan approved by the Board of Directors, including a majority of its directors who are not "interested persons" of the Company, a director who dies or resigns after five years of service is entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 50% of the annual director's retainer then in effect for directors of the Company during the year of such payment. A director who dies or resigns after nine years of service is entitled to receive ten annual payments each equal to the greater of: (i) 100% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 100% of the annual director's retainer then in effect for directors of the Company during the year of such payment. Further, the amount payable each year to a director who dies or resigns is increased by $1,000 for each year of service that the director provided as Chairman of the Board.

                 Years of service for purposes of calculating the benefit described above are based upon service as a director or Chairman after February 28, 1994. Retirement benefits in which a director has become vested may not be reduced by later Board action.

                 In lieu of receiving ten annual payments, a director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits paid by the Company within 45 days of the death or resignation of the director. The present value of such benefits is to be calculated (i) based on the retainer that was payable by the Company during the year of the director's death or resignation (and not on any retainer payable to directors thereafter), and (ii) using the interest rate in effect as of the date of the director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans. A director's election to receive a single sum must be made in writing within the 30 calendar days after the date the individual is first elected as a director.

                 In addition to the foregoing, the Board of Directors may, in its discretion and in recognition of a director's period of service before March 1, 1994 as a director and possibly as Chairman, authorize the Company to pay a retirement benefit following the director's death or resignation (unless the director has vested benefits as a result of completing nine years of service). Any such action shall be approved by the Board and by a majority of the directors who are not "interested persons" of the Company within 120 days following the director's death or resignation and may be authorized as a single sum cash payment or as not more than ten annual payments (beginning the first anniversary of the director's date of death or resignation and continuing for one or more anniversary date(s) thereafter).

                 The obligation of the Company to pay benefits to a former director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a director (or former director) other than by will, by the laws of descent and distribution, or by the director's written designation of a beneficiary.

                 The following chart provides certain information about the director/trustee fees of the Company as of February 28, 1995.

                                                         PENSION OR                                  TOTAL
                                                         RETIREMENT                            COMPENSATION FROM
                                    AGGREGATE         BENEFITS ACCRUED     ESTIMATED ANNUAL      REGISTRANT AND
                                COMPENSATION FROM     AS PART OF FUND       BENEFITS UPON        FUND COMPLEX*
    NAME OF PERSON/ POSITION       THE COMPANY            EXPENSES            RETIREMENT       PAID TO DIRECTORS
----------------------------------------------------------------------------------------------------------------

  Thomas M. Collins                  $100,000                $0                   $0                $110,000
  Director+

  Douglas B. Fletcher                $ 57,500                $0                   $0                $ 57,500
  Vice Chairman of the Board

  Robert E. Greeley**                $ 57,500                $0                   $0                $ 65,781
  Director

  Kermit O. Hanson                   $ 57,500                $0                   $0                $ 63,500
  Director

  Cornelius J. Pings                 $ 57,500                $0                   $0                $ 57,500
  President and Chairman of
  the Board

  Kenneth L. Trefftzs                $ 57,500                $0                   $0                $ 57,500
  Director
------------------------------

*        The "Fund Complex" consists of the Company, Seafirst Retirement Funds, Master Investment Trust, Series I and Master
         Investment Trust, Series II.
**       Mr. Greeley became a director of the Company on April 25, 1994.
+        Mr. Collins was President and Chairman of the Board of the Company until August 31, 1995


INVESTMENT ADVISER
------------------




                 Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to each of the Funds, since the commencement of their operations. In the investment advisory agreement, Bank of America has agreed to provide investment advisory services as described in the Prospectus. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Company. In rendering its advisory services, Bank of America may utilize Bank officers from one or more of the departments of the Bank which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-
owned subsidiaries or other affiliates of Bank of America or its parent corporation. For the services provided and expenses assumed pursuant to the investment advisory agreement, the Company has agreed to pay Bank of America fees, accrued daily and payable monthly, at the following annual rates: .10% of the first $3 billion of each Fund's net assets, plus .09% of the next $2 billion of each Fund's net assets, plus .08% of each Fund's net assets over $5 billion. From time to time, Bank of America may waive fees or reimburse the Company for expenses voluntarily or as required by certain state securities laws.


                 For the fiscal years ended February 28, 1993, February 28, 1994 and February 28, 1995, Bank of America (Security Pacific prior to April 22, 1992) was paid, pursuant to the investment advisory agreements then in effect, advisory fees net of fee waivers by the Prime Fund of $8,106,253, $11,293,545, and $2,330,203, respectively; and by the Treasury Fund of $2,841,285, $2,717,321, and $2,140,125, respectively. For the fiscal years indicated, Bank of America (Security Pacific prior to April 22, 1992) did not effect any fee waivers or expense reimbursements with respect to the Treasury Fund. For the fiscal years ended February 28, 1994 and February 28, 1995, aggregate fee waivers and expense reimbursements for the Prime Fund were $367,233 and $920,627, respectively.


                 The Company's investment advisory agreement for the Funds provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION
-----------------------------------------------

                 The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Glass-Steagall Act prohibits a bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.


                 Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Company contemplated by the investment advisory agreement, the Prospectuses, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a bank may perform services comparable to those performed by Bank of America and future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Company or from continuing to purchase Company shares for the accounts of its customers.

                 On the other hand, as described herein, the Funds are currently distributed by the Distributor, and the Administrator, its parent, provides the Company with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling or distributing shares of an investment company were relaxed, the Company expects that Bank of America would consider the possibility of offering to perform some or all of the services now provided by the Administrator or the Distributor. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Company expects that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by the Administrator or the Distributor. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by the Company's Board of Directors.

ADMINISTRATOR
-------------

                 Concord Holding Corporation (the "Administrator"), with principal offices at 125 West 55th Street, 11th Floor, New York, New York 10019 and 3435 Stelzer Road, Columbus, Ohio 43219, is a wholly-owned subsidiary of The BISYS Group, Inc. The Administrator also serves as administrator to several other investment companies.


                 The Administrator provides administrative services for the Funds as described in their Prospectus pursuant to a Basic Administrative Services Agreement. The agreement will continue in effect with respect to each Fund until October 31, 1996 and thereafter will be extended with respect to each Fund for successive periods of one year, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Fund. The agreement is terminable at any time without penalty by the Company's Board of Directors or by a vote of a majority of a Fund's outstanding shares upon 60 days' notice to the Administrator, or by the Administrator upon 90 days' notice to the Company.


                 For its services under the Basic Administrative Services Agreement, the Administrator is entitled to receive an administration fee, accrued daily and payable monthly, at the following annual rates: .10% of the first $7 billion of each Fund's net assets, plus .09% of the next $3 billion of each Fund's net assets, plus .08% of each Fund's net assets over $10 billion. From time to time, the Administrator may waive fees or reimburse the Company for expenses, either voluntarily or as required by certain state securities laws.

                 For the fiscal years ended February 28, 1993, February 28, 1994 and February 28, 1995, the Administrator earned, net of fees waived pursuant to the administration agreements then in effect, administration fees of $8,835,608, $12,158,419, and $2,366,035, respectively, from the Prime Fund;
and $2,845,014, $2,717,606, and $2,140,125, respectively, from the Treasury
Fund. For the years indicated, the Administrator did not effect any fee waivers or expense reimbursements with respect to the Treasury Fund. For the years ended February 28, 1994 and February 28, 1995, the Administrator waived fees of $381,513 and $949,233, respectively, with respect to the Prime Fund.

                 The Administrator will bear all expenses in connection with the performance of its services under its Basic Administrative Services Agreement for the Funds with the exception of fees charged by The Bank of New York for certain fund accounting services which are borne by the Funds. See "Custodian and Transfer Agent" below. Expenses borne by the Company include taxes, interest, brokerage fees and commissions, if any, fees of directors who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or the Administrator or any of their affiliates, Securities and Exchange Commission fees and state securities qualification fees, advisory fees, fees payable under the Basic Administrative Services Agreement, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes, cost of shareholders' reports and corporate meetings and any extraordinary expenses.

                 The Basic Administrative Services Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of the Administrator's duties or from the reckless disregard by the Administrator of its obligations and duties thereunder.

                 Bank of America has received an option entitling it to purchase approximately 4% of the Administrator's authorized common stock on or before December 31, 1998.

FEE WAIVERS AND EXPENSE REIMBURSEMENTS
--------------------------------------

                 If total expenses borne by either Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Company may deduct from the payments to be made with respect to such Fund to Bank of America and the Administrator, respectively, or Bank of America and the Administrator each will bear, the amount of such excess to the extent required by such regulations. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. As of the date of this Statement of Additional Information, the most restrictive expense limitation that may be applicable to the Company limits aggregate annual expenses with respect to a Fund, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2-1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million, and 1-1/2% of its remaining average daily net assets. During the course of the Company's fiscal year, the Administrator and Bank of America may prospectively waive payment of fees and/or assume certain expenses of one or more of the Company's Funds, as a result of competitive pressures and in order to preserve and protect the business and reputation of the Administrator and Bank of America. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

DISTRIBUTOR
-----------

                 The Distributor acts as the exclusive distributor of the shares of both of the Funds pursuant to a distribution agreement with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. The distribution agreement shall continue in effect with respect to each Fund until October 31, 1996. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually
(a) by a vote of a majority of those members of the Board of Directors of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Funds as to which the distribution agreement is effective; PROVIDED, HOWEVER, that the distribution agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by a vote of a "majority of the outstanding voting securities" of such Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to the Company. This Agreement will automatically and immediately terminate in the event of its "assignment."

                 THE DISTRIBUTION AND SERVICES PLAN. The Distributor is also entitled to payment from the Company for distribution and service fees pursuant to the Distribution and Services Plan (the "12b-1 Plan") adopted on behalf of the Class S shares. Under the 12b-1 Plan, the Company may pay the Distributor for: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Class S shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for Class S shares; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current Class S shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to a Fund's Class S shares beneficially owned by customers for whom the Distribution Organization is the Distribution Organization of record or holder of record of such Class S shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the Securities and Exchange Commission, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                 Pursuant to the 12b-1 Plan, the Company may also pay a Distribution Organizations for administrative support services provided with respect to its Clients Class S shares. Administrative services provided may include some or all of the following: (i) processing dividend and distribution payments from a Fund on behalf of its Clients; (ii) providing information periodically to its Clients showing their positions in Class S shares; (iii) arranging for bank wires; (iv) responding to routine Client inquiries concerning their investment in Class S shares; (v) providing the information to the Funds necessary for accounting or sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its Clients; (vii) aggregating and processing purchase and redemption requests from its Clients and placing net purchase and redemption orders for its Clients; (viii) establishing and maintaining accounts and records relating to Clients that invest in Class S shares; (ix) assisting Clients in changing dividend options, account designations and addresses; (x) developing, maintaining and operating systems necessary to support Sweep Accounts; or (xi) other similar services if requested by the Company.

                 The 12b-1 Plan for Class S shares provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding Class S shares to which such 12b-1 Plan relates. Not more than 0.25% of such net assets will be used to compensate Service Organizations for personal services provided to Class S shareholders and/or the maintenance of such shareholders' accounts and not more than 0.75% of such net assets will be used for promotional and other primary distribution activities.

                 Payments made out of or charged against the assets of a particular class of shares of a particular Fund must be in payment for expenses incurred on behalf of that class.

                 Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of [Company] shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a written report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval and that other material amendments of the 12b-1 Plan must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan, or in any agreements entered into in connection with the 12b-1 Plan, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Directors"). The selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the Non-Interested Plan Directors.

                 The Company's Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Funds and their Class S shareholders. The 12b-1 Plan is subject to annual reapproval by a majority of the Company's Board of Directors, including a majority of the Non-Interested Plan Directors and is terminable without penalty at any time with respect to any Fund by a vote of a majority of the Non-Interested Plan Directors or by vote of the holders of a majority of the outstanding Class S shares of the Fund involved. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the outstanding Class S shares of such Fund, or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.


CUSTODIAN AND TRANSFER AGENT
----------------------------

                 The Bank of New York, 90 Washington Street, New York, New York 10286, has been appointed by the Company as custodian for the Funds. Additionally, BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, has been appointed as transfer and dividend disbursing agent. The Bank of New York also provides the Company with certain accounting, bookkeeping, pricing, and dividend and distribution calculation services pursuant to a fund accounting services agreement with the Administrator. The monthly fees charged by the bank under the fund accounting agreement are borne by the Funds. The Company and The Bank of New York have appointed Bank of America to act as sub-custodian for the Funds pursuant to a Sub-Custodian Agreement. As sub-custodian of the Company's assets, Bank of America (i) maintains a separate account or accounts in the name of the Company, (ii) holds and disburses portfolio securities on account of the Company, (iii) makes receipts and disbursements of money on behalf of the Company, (iv) collects and receives all income and other payments and distributions on account of the Company's portfolio securities held by Bank of America, (v) responds to correspondence from security brokers and others relating to its duties and (vi) makes periodic reports to the Company's Board of Directors concerning its duties thereunder. Under the Sub-Custodian Agreement, the Company will reimburse Bank of America for its costs and expenses in providing services thereunder. Bank of America is the successor to Security Pacific under the Sub-Custodian Agreement. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, Bank of America (and Security Pacific prior to April 22, 1992) in their capacity as sub-custodian, did not hold any of the Company's assets and, accordingly, received no fees.

ADDITIONAL PERFORMANCE INFORMATION
----------------------------------

                 The "yields" and "effective yields" of both Funds are calculated according to formulas prescribed by the Securities and Exchange Commission. The standardized seven-day yield for each Fund's series of shares is computed separately for each series by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yields for each Fund are computed by compounding a particular Fund's unannualized base period returns (calculated as above) by adding 1 to the base period returns, raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results. The fees which may be imposed by institutional investors directly on their customers for cash management services are not reflected in the Funds' calculations of yields. The current yields for both of the Funds may be obtained by calling (800) 227-1545.


                 From time to time, the yields of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income of a Fund would increase the value of the Fund investment more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and may include testimonials as to the investment adviser's capabilities by clients. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the

Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling (800) 346-2087.


                 In addition to the publications listed in the Funds' Prospectus, yield data as reported in the following publications may be used in comparing the yields of the Funds to those of other mutual funds with similar investment objectives: BUSINESS WEEK, INVESTOR'S BUSINESS DAILY, KIPLINGER, U.S. NEWS, FINANCIAL WORLD, USA TODAY, MORNINGSTAR, MUTUAL FUND MONITOR, and AMERICAN BANKER.


                              GENERAL INFORMATION

DESCRIPTION OF SHARES
---------------------

                 The Company is an open-end management investment company organized as a Maryland corporation on October 27, 1982. The Fund's Charter authorizes the Board of Directors to issue up to two hundred billion full and fractional shares of capital stock. The Board of Directors has authorized the issuance of twenty-two classes of stock - Classes A through W Common Stock, representing interests in twenty-two separate investment portfolios. Each share of capital stock has a par value of $.001. This Statement of Additional Information describes the S Shares of the Prime and Treasury Funds.

                 Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in its Prospectuses, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information" in this Statement of Additional Information.

                 The Funds' X Shares, Pacific Horizon, Horizon Shares and Horizon Service Shares differ from S Shares in the following respects. Only S Shares bear the fees payable under the 12b-1 Plan that has been adopted for S Shares, which are payable at the rate of up to 1.00% (on an annualized basis) of the average daily net asset value of the S Shares that are outstanding from time to time. X Shares bear the fees payable under the distribution and services plan that has been adopted for X Shares which are payable at the rate of up to 0.55% (on an annualized basis) of the average daily net asset value of the X Shares that are outstanding from time to time. Pacific Horizon Shares bear the fees payable under the Administrative Services Plan that has been adopted for Pacific Horizon Shares, which are payable at the rate of .32% (on an annualized basis) of the average daily net asset value of the Pacific Horizon Shares that are outstanding from time to time. Horizon Service Shares bear the fees payable under the Shareholder Services Plan that has been adopted for Horizon Service Shares, which are payable at the rate of up to .25% (on an annualized basis) of the average daily net asset value of the Horizon Service Shares that are outstanding from time to time as described in the Prospectuses for such shares. As a result, at any given time, the net yield on a Fund's S Shares will be approximately 0.45% lower than the yield on a Fund's X Shares (only the Prime Fund has issued Class X Shares), 0.68% lower than the yield on a Fund's Pacific Horizon Shares; 0.75% lower than the yield on a Fund's Horizon Service Shares and 1.00% lower than the yield on a Fund's Horizon Shares. Standardized yield quotations will be computed separately for each series of Shares.

                 Holders of the outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only S and X Shares (only the Prime Fund has issued Class X Shares) of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to their respective 12b-1 Plans. Pacific Horizon Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to its respective Administrative Services Plan and only Horizon Service Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to its respective Shareholder Services Plan. Further, shareholders of both Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting in the aggregate without regard to particular Funds.

                 Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

REPORTS
-------

                 Shareholders will be sent unaudited semi-annual reports describing the Funds' investment operations and annual financial statements together with a report of independent accountants.

COUNSEL
-------


                 Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of the Company, is a partner), 1345 Chestnut Street, Philadelphia National Bank Building, Philadelphia, Pennsylvania 19107, serves as counsel to the Company and will pass upon the legality of the shares offered hereby.

INDEPENDENT ACCOUNTANTS
-----------------------

                 Price Waterhouse LLP, independent accountants, with offices at 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Company for the fiscal year ending February 28, 1996.

MISCELLANEOUS
-------------

                 As used in the Prospectus and this Statement of Additional Information, a "vote of a majority" of the outstanding shares of a Fund or a particular series means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or such series, or (b) 67% of the shares of the Fund or series present at a meeting at which more than 50% of the outstanding shares of the Fund or series are represented in person or by proxy.

                 At February 10, 1996, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Treasury Fund were as follows: Hare & Company, Bank of New York and Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 106,860,148.040 shares (9.85%); BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 199,971,028.65
shares (18.43%); and Bank of America State Trust Company, 299 N. Euclid Avenue, Pasadena, CA 91101, 663,427,955.10 shares (61.15%).

                 At February 10, 1996, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: Omnibus Account Horizon for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn:
Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 142,805,428.42 shares (14.09%); and Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn:
Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 291,827,859.37 shares (28.80%).

                 At February 10, 1996, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the California Tax-Exempt Money Market Fund were as follows: Omnibus Account For the Shareholder Accounts Maintained By Concord Financial Services, Inc.,
Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 28,670,044.87 shares (13.68%); and Omnibus Account For the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn:
Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 82,951,311.59 shares (39.57%).

                 At February 10, 1996, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Prime Fund were as follows: Hare & Co., Bank of New York, and Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 175,865,801.62 shares (8.63%); and BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 1,527,007,320.95 shares (74.90%).

                 At February 10, 1996, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows: COHU, Inc., 5755 Kearny Villa Road, San Diego, CA 92123, 29,628,758.15 shares (13.08%); Toasty, Ltd., Leslie L.
Alexander, One Greenway Plaza, Suite 645, Houston, TX 77046, 12,958,038.58 shares (5.72%); Rocket Ball, Ltd., One Greenway Plaza, Suite 645, Houston, TX 77046, 19,720,740.540 shares (8.70%); Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 34,049,721.71 shares (15.03%); Good Health Plan of Washington, Attn: Linda Lam Ha, 1501 4th Avenue, Suite 500,

Seattle, WA 98101, 12,209,081.11 shares (5.39%); and Providence Health Care,
Attn: Linda Lam Ha, 1501 4th Avenue, Suite 500, Seattle, WA 98101-1621, 14,832,444.90 shares (6.55%).

                 At such dates, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.

FINANCIAL STATEMENTS AND EXPERTS
--------------------------------

                 The Annual Reports for each Fund for their fiscal year or periods ended February 28, 1995 and the Semi-Annual Report for the period ended August 31, 1995 (the "Annual Reports" and "Semi-Annual Reports" respectively) accompanies this Statement of Additional Information. The financial statements and notes thereto in each Annual Report and Semi-Annual Report are incorporated in this Statement of Additional Information by reference. The financial statements and notes in each Annual Report have been audited by Price Waterhouse LLP, whose report thereon also appears in each Annual Report and is also incorporated herein by reference. Such financial statements have been incorporated herein in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                   APPENDIX A
                                   ----------

COMMERCIAL PAPER RATINGS
------------------------

                 A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                 "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

                 "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                 "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

                 "B" - Issue has only a speculative capacity for timely payment.

                 "C" - Issue has a doubtful capacity for payment.

                 "D" - Issue is in payment default.


                 Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

                 "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                 "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                 "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                 "Not Prime" - Issuer does not fall within any of the Prime rating categories.


                 The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                 "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                 "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                 "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                 "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                 "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                 "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                 "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                 Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                 "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                 "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                 "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

                 "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                 "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                 "D" - Securities are in actual or imminent payment default.

                 Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


                 Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

                 "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

                 "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                 "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                 "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


                 IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                 "A1+" - Obligations supported by the highest capacity for timely repayment.

                 "A1" - Obligations are supported by the highest capacity for timely repayment.

                 "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                 "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

                 "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

                 "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

                 "D" - Obligations which have a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

                 The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                 "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                 "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                 "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                 "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                 "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                 "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB- " rating.

                 "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                 "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                 "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                 "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                 "CI" - This rating is reserved for income bonds on which no interest is being paid.

                 "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                 PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                 "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

                 The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                 "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                 "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                 "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                 "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                 Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                 Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.


                 The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                 "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                 "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                 "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                 "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                 "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                 To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


                 The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

                 "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                 "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                 "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                 "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                 "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

                 To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


                 IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                 "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                 "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                 "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                 "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                 "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                 IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


                 Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                 "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                 "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                 "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                 "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                 "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                 "D" - This designation indicates that the long-term debt is in default.

                 PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

                 A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                 "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                 "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

                 "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                 Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                 "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                 "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

                 "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                 "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                 "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


                 Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                    FORM N-1A

PART C.  OTHER INFORMATION

         Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements:

                           (1)      Included in Part A hereof:

                                    Financial Highlights for:


                                    - Prime Fund
                                    - Treasury Fund

                            (2)      Incorporated by reference into Part B
                                     hereof:

                                     - The audited financial statements, related
                                       notes thereto and the Auditor's reports
                                       thereon included in the Registrant's
                                       Annual Report to Pacific Horizon
                                       Shareholders of the Prime and Treasury
                                       Funds (the "Funds") dated February 28,
                                       1995 are incorporated herein by
                                       reference.

                                     - The unaudited financial statements and
                                       related notes thereto included in the
                                       Registrant's Semi-Annual Report to
                                       Pacific Horizon Shareholders of the Prime and Treasury Funds dated August 31, 1995 are incorporated herein by reference.

                  (b)      Exhibits:

                           (1)      (a)     Restated Articles of Incorporation
                                            filed November 22, 1983 are
                                            incorporated by reference to
                                            Exhibit 1(a) to Post-Effective
                                            Amendment No. 45 to the
                                            Registration Statement of the
                                            Registrant on Form N-1A (Nos.
                                            2-81110/811-4293) filed February
                                            23, 1996 ("Post-Effective Amendment
                                            No. 45").

                                     (b)    Articles Supplementary filed January
                                            9, 1986 are incorporated by
                                            reference to Exhibit 1(b) to
                                            Post-Effective Amendment No. 45.

                                     (c)    Articles Supplementary to increase
                                            authorized capital stock filed
                                            August 31, 1989 are incorporated by
                                            reference to Exhibit 1(c) to Post-
                                            Effective Amendment No. 45.

                                     (d)    Articles Supplementary classifying
                                            shares filed August 31, 1989 are
                                            incorporated by reference to Exhibit
                                            1(d) to Post-Effective Amendment No.
                                            45.

                                     (e)    Articles Supplementary classifying
                                            shares filed June 3, 1991 are
                                            incorporated by reference to Exhibit
                                            1(e) to Post-Effective Amendment No.
                                            45.

                                     (f)    Articles Supplementary classifying
                                            and reclassifying shares filed
                                            August 1, 1991 are incorporated by
                                            reference to Exhibit 1(f) to
                                            Post-Effective Amendment No. 45.

                                     (g)    Articles Supplementary to increase
                                            authorized capital stock filed
                                            August 16, 1991 are incorporated by
                                            reference to Exhibit 1(g) to
                                            Post-Effective Amendment No. 45.

                                     (h)    Articles Supplementary classifying
                                            shares filed August 16, 1991 are
                                            incorporated by reference to Exhibit
                                            1(h) to Post-Effective Amendment No.
                                            45.

                                     (i)    Articles Supplementary classifying
                                            shares filed November 25, 1991 are
                                            incorporated by reference to Exhibit
                                            1(i) to Post-Effective Amendment No.
                                            45.

                                     (j)    Articles Supplementary classifying
                                            shares filed May 11, 1992 are
                                            incorporated by reference to Exhibit
                                            1(j) to Post-Effective Amendment No.
                                            45.

                                     (k)    Articles Supplementary reclassifying
                                            shares filed May 15, 1992 are
                                            incorporated by reference to Exhibit

                                            1(k) to Post-Effective Amendment
                                            No. 45.

                                     (l)    Articles Supplementary classifying
                                            shares filed July 20, 1992 are
                                            incorporated by reference to Exhibit
                                            1(l) to Post-Effective Amendment No.
                                            45.

                                     (m)    Articles Supplementary to increase
                                            authorized capital stock filed
                                            August 6, 1992 are incorporated by
                                            reference to Exhibit 1(m) to
                                            Post-Effective Amendment No. 45.

                                     (n)    Articles Supplementary classifying
                                            shares filed August 6, 1992 are
                                            incorporated by reference to Exhibit
                                            1(n) to Post-Effective Amendment No.
                                            45.

                                     (o)    Articles Supplementary classifying
                                            shares filed March 3, 1993 are
                                            incorporated by reference to Exhibit
                                            1(o) to Post-Effective Amendment No.
                                            45.

                                     (p)    Articles Supplementary reclassifying
                                            shares filed May 12, 1993 are
                                            incorporated by reference to Exhibit
                                            1(p) to Post-Effective Amendment No.
                                            45.

                                     (q)    Articles of Amendment eliminating
                                            restriction on number of classes of
                                            shares filed May 8, 1990 are
                                            incorporated by reference to Exhibit
                                            1(q) to Post-Effective Amendment No.
                                            45.

                                     (r)    Articles of Amendment reclassifying
                                            shares filed on July 9, 1993 are
                                            incorporated by reference to Exhibit
                                            1(r) to Post-Effective Amendment No.
                                            45.

                                     (s)    Articles Supplementary classifying
                                            shares filed November 18, 1993 are
                                            incorporated by reference to Exhibit
                                            1(s) to Post-Effective Amendment No.
                                            45.

                                     (t)    Articles Supplementary reclassifying
                                            shares filed November 18, 1993 are
                                            incorporated by reference to Exhibit

                                            1(t) to Post-Effective Amendment No.
                                            45.

                                     (u)    Articles Supplementary reclassifying
                                            shares filed January 21, 1994 are
                                            incorporated by reference to Exhibit
                                            1(u) to Post-Effective Amendment
                                            No. 45.

                                     (v)    Articles of Amendment cancelling
                                            shares filed on January 26, 1996 are
                                            incorporated by reference to Exhibit
                                            1(v) to Post-Effective Amendment No.
                                            45.

                                     (w)    Articles Supplementary classifying
                                            shares filed on January 26, 1996 are
                                            incorporated by reference to Exhibit
                                            1(w) to Post-Effective Amendment No.
                                            45.

                                     (x)    Articles Supplementary reclassifying
                                            shares filed on January 26, 1996 are
                                            incorporated by reference to Exhibit
                                            1(x) to Post-Effective Amendment No.
                                            45.

                           (2)       (a)    Amended By-Laws dated January 15,
                                            1987 are incorporated by reference
                                            to Exhibit 2(a) to Post-Effective
                                            Amendment No. 45.

                                     (b)    Amendment to By-Laws dated July 17,
                                            1987 is incorporated by reference to
                                            Exhibit 2(b) to Post-Effective
                                            Amendment No. 45.

                                     (c)    Amendment to By-Laws as approved by
                                            the Registrant's Board of Directors
                                            on March 30, 1989 is incorporated by
                                            reference to Exhibit 2(c) to Post-
                                            Effective Amendment No. 45.

                                     (d)    Amendment to By-Laws as approved by
                                            the Registrant's Board of Directors
                                            on January 29, 1990 is incorporated
                                            by reference to Exhibit 2(d) to
                                            Post-Effective Amendment No. 45.

                           (3)              None.

                           (4)      (a)     Specimen copy of share certificate
                                            for all Classes and Series of Shares
                                            is incorporated by reference to
                                            Exhibit (4)(a) to Post-Effective
                                            Amendment No. 37 to Registration
                                            Statement on Form N- 1A (Nos.
                                            2-81110/811-4293) filed July

                                            1, 1994 ("Post-Effective Amendment
                                            No. 37").


                           (5)      (a)     Investment Advisory Agreement dated
                                            as of April 22, 1992 between
                                            Registrant and Bank of America
                                            National Trust and Savings
                                            Association (Money Market Funds) is
                                            incorporated by reference to Exhibit
                                            5(a) to Post-Effective Amendment No.
                                            45.

                                     (b)    Investment Advisory Agreement dated
                                            as of April 22, 1992 between
                                            Registrant and Bank of America
                                            National Trust and Savings
                                            Association (Non-Money Market Funds)
                                            is incorporated by reference to
                                            Exhibit 5(b) to Post-Effective
                                            Amendment No. 45.

                                     (c)    Addendum to Investment Advisory
                                            Agreement dated as of March 1, 1993
                                            between Registrant and Bank of
                                            America National Trust and Savings
                                            Association (Money Market Funds -
                                            Prime Value Fund) is incorporated by
                                            reference to Exhibit 5(c) to
                                            Post-Effective Amendment No. 45.

                                     (d)    Addendum to Investment Advisory
                                            Agreement dated as of March 1, 1993
                                            between Registrant and Bank of
                                            America National Trust and Savings
                                            Association (Money Market Funds -
                                            Government and Treasury Only Funds)
                                            is incorporated by reference to
                                            Exhibit 5(d) to Post- Effective
                                            Amendment No. 45.

                                     (e)    Investment Advisory Agreement dated
                                            November 1, 1994 between Registrant
                                            and Bank of America with respect to
                                            the Capital Income Fund is
                                            incorporated by reference to Exhibit
                                            5(e) to Post-Effective Amendment No.
                                            45.

                           (6)      (a)     Distribution Agreement between the
                                            Registrant and Concord Financial
                                            Group, Inc. is incorporated by
                                            reference to Exhibit 6(a) to
                                            Post-Effective Amendment No. 45.


                                     (b)    Agreement relating to the
                                            Distribution Agreement between
                                            Registrant and Concord

                                            Financial Group, Inc. is
                                            incorporated by reference to Exhibit
                                            6(b) to Post-Effective Amendment
                                            No. 45.

                                     (c)    Form of Broker/Dealer Agreement is
                                            incorporated by reference to Exhibit
                                            6(c) to Post-Effective Amendment No.
                                            45.

                                     (d)    Form of Bank Agreement is
                                            incorporated by reference to Exhibit
                                            6(d) to Post-Effective Amendment
                                            No. 45.

                                     (e)    Form of Amended and Restated
                                            Distribution Agreement is
                                            incorporated by reference to Exhibit
                                            (6)(e) to Post-Effective Amendment
                                            No. 42 to the Registration Statement
                                            of the Registrant on Form N-1A (Nos.
                                            2-81110/811-4293) filed July 31,
                                            1995 ("Post-Effective Amendment No.
                                            42").

                            (7) Board Guidelines on Significant Governance Issues (which includes a description of the Board of
                                            Director's retirement policy and
                                            benefit) are incorporated by
                                            reference to Exhibit 7 to
                                            Post-Effective Amendment No. 45.

                           (8)      (a)     Custody Agreement between Registrant
                                            and The Bank of New York dated as of
                                            April 3, 1989 is incorporated by
                                            reference to Exhibit 8(a) to Post-
                                            Effective Amendment No. 45.

                                     (b)    Amendment No. 1 to Custody Agreement
                                            between Registrant and The Bank of
                                            New York dated as of March 30, 1990
                                            is incorporated by reference to
                                            Exhibit 8(b) to Post-Effective
                                            Amendment No. 45.

                                     (c)    Custodian Services Agreement between
                                            Registrant and PNC Bank, N.A is
                                            incorporated by reference to Exhibit
                                            8(c) to Post-Effective Amendment No.
                                            45.


                                     (d)    Form of Transfer Agency Agreement
                                            between Registrant and BISYS Fund
                                            Services Ohio, Inc. is incorporated
                                            by reference to Exhibit 8(d) to
                                            Post-Effective Amendment No. 43 to
                                            the

                                            Registration Statement of the
                                            Registrant on Form N-1A (Nos.
                                            2-81110/811-4293) filed on December
                                            15, 1995 ("Post-Effective Amendment
                                            No. 43").

                                     (e)    Sub-Custodian Agreement between
                                            Registrant, The Bank of New York,
                                            and Security Pacific National Bank
                                            is incorporated by reference to
                                            Exhibit 8(e) to Post-Effective
                                            Amendment No. 45.

                                     (f)    Sub-Custodian Agreement between The
                                            Bank of New York and Citibank, N.A.
                                            dated May 18, 1988 is incorporated
                                            by reference to Exhibit 8(f) to
                                            Post- Effective Amendment No. 45.

                                     (g)    Form of Sub-Custody Agreement
                                            between The Bank of New York and
                                            Bank of America National Trust and
                                            Savings Association is incorporated
                                            by reference to Exhibit (8)(i) to
                                            Post-Effective Amendment No. 37.

                           (9)       (a)    Basic Administrative Services
                                            Agreement between Registrant and
                                            Concord Holding Corporation (Money
                                            Market Funds) dated as of November
                                            13, 1989 is incorporated by
                                            reference to Exhibit 9(a) to Post-
                                            Effective Amendment No. 45.

                                     (b)    Amendment No. 1 to Basic
                                            Administrative Services Agreement
                                            between Registrant and Concord
                                            Holding Corporation (Money Market
                                            Funds) dated November 1, 1991 is
                                            incorporated by reference to Exhibit
                                            9(b) to Post-Effective Amendment No.
                                            45.

                                     (c)    Amendment No. 2 to Basic
                                            Administrative Services Agreement
                                            dated as of March 1, 1993 between
                                            Registrant and Concord Holding
                                            Corporation (Money Market Funds) is
                                            incorporated by reference to Exhibit
                                            9(c) to Post-Effective Amendment No.
                                            45.

                                     (d)    Amendment No. 3 to Basic
                                            Administrative Services Agreement
                                            dated as of March 1, 1993 between
                                            Registrant and Concord Holding
                                            Corporation is incorporated by
                                            reference to Exhibit 9(d) to Post-
                                            Effective Amendment No. 45.

                                     (e)    Amendment No. 4 to Basic
                                            Administrative Services Agreement
                                            dated November 1, 1993 between
                                            Registrant and Concord Holding
                                            Corporation is incorporated by
                                            reference to Exhibit 9(e) to Post-
                                            Effective Amendment No. 45.

                                     (f)    Amendment No. 5 to Basic
                                            Administrative Services Agreement
                                            dated November 1, 1995.

                                     (g)    Agreement relating to the Basic
                                            Administrative Services Agreement
                                            between Registrant and Concord
                                            Holding Corporation is incorporated
                                            by reference to Exhibit 9(f) to
                                            Post-Effective Amendment No. 45.

                                     (h)    Special Management Services
                                            Agreement among Registrant, Concord
                                            Holding Corporation and Bank of
                                            America National Trust and Savings
                                            Association (Money Market Funds)
                                            dated as of April 22, 1992 is
                                            incorporated by reference to Exhibit
                                            9(g) to Post-Effective Amendment No.
                                            45.

                                     (i)    Amendment No. 1 to Special
                                            Management Services Agreement dated
                                            as of March 1, 1993 between
                                            Registrant, Concord Holding
                                            Corporation and Bank of America
                                            National Trust and Savings
                                            Association (Money Market Funds) is
                                            incorporated by reference to Exhibit
                                            9(h) to Post-Effective Amendment
                                            No. 45.

                                     (j)    Amendment No. 2 to Special
                                            Management Services Agreement dated
                                            as of March 1, 1993 among
                                            Registrant, Concord Holding
                                            Corporation and Bank of America
                                            National Trust and Savings
                                            Association (Money Market Funds) is
                                            incorporated by reference to Exhibit
                                            9(i) to Post-Effective Amendment
                                            No. 45.

                                     (k)    Amendment No. 3 to Special
                                            Management Services Agreement dated
                                            as of April 1, 1993 among
                                            Registrant, Concord Holding
                                            Corporation and Bank of America
                                            National

                                            Trust and Savings Association (Money
                                            Market Funds) is incorporated by
                                            reference to Exhibit 9(j) to Post-
                                            Effective Amendment No. 45.

                                     (l)    Amendment No. 4 to Special
                                            Management Services Agreement among
                                            Registrant, Concord Holding
                                            Corporation and Bank of America
                                            National Trust and Savings
                                            Association (Money Market Funds) is
                                            incorporated by reference to Exhibit
                                            9(k) to Post-Effective Amendment No.
                                            45.

                                     (m)    Agreement relating to the Special
                                            Management Services Agreement among
                                            Registrant, Concord Holding
                                            Corporation and Bank of America
                                            National Trust and Savings
                                            Association (Money Market Funds) is
                                            incorporated by reference to Exhibit
                                            9(l) to Post-Effective Amendment No.
                                            45.

                                     (n)    Administration Agreement between
                                            Registrant and Concord Holding
                                            Corporation (Non-Money Market Funds)
                                            dated as of November 13, 1989 is
                                            incorporated by reference to Exhibit
                                            9(m) to Post-Effective Amendment No.
                                            45.

                                     (o)    Amendment No. 1 to Administration
                                            Agreement between Registrant and
                                            Concord Holding Corporation
                                            (Aggressive Growth Fund, U.S.
                                            Government Securities Fund, Capital
                                            Income Fund and California Tax-
                                            Exempt Bond Fund) dated as of
                                            November 1, 1991 is incorporated by
                                            reference to Exhibit 9(n) to
                                            Post-Effective Amendment No. 45.

                                     (p)    Amendment No. 2 to Administration
                                            Agreement between Registrant and
                                            Concord Holding Corporation
                                            (non-Money Market Funds) is
                                            incorporated by reference to Exhibit
                                            9(o) to Post-Effective Amendment No.
                                            45.

                                     (q)    Amendment No. 3 to the
                                            Administration Agreement between
                                            Registrant and Concord Holding
                                            Corporation (non-Money Market Funds)
                                            is incorporated by reference to
                                            Exhibit 9(p) to Post-Effective
                                            Amendment No. 45.

                                     (r)    Amendment No. 4 to the
                                            Administration Agreement between
                                            Registrant and Concord Holding
                                            Corporation (non-Money Market Funds)
                                            is incorporated by reference to
                                            Exhibit 9(q) to Post-Effective
                                            Amendment No. 45.

                                     (s)    Amendment No. 5 to Administration
                                            Agreement dated November 1, 1995.

                                     (t)    Agreement relating to the
                                            Administration Agreement between
                                            Registrant and Concord Holding
                                            Corporation (non-Money Market Funds)
                                            is incorporated by reference to
                                            Exhibit 9(r) to Post-Effective
                                            Amendment No. 45.

                                     (u)    Cash Management and Related Services
                                            Agreement between Registrant and The
                                            Bank of New York (Horizon Shares and
                                            Horizon Service Shares) dated as of
                                            May 1, 1990 is incorporated by
                                            reference to Exhibit 9(s) to
                                            Post-Effective Amendment No. 45.

                                     (v)    Amendment to Cash Management and
                                            Related Services Agreement between
                                            Registrant and The Bank of New York
                                            dated as of June 21, 1993 is
                                            incorporated by reference to Exhibit
                                            9(t) to Post-Effective Amendment No.
                                            45.

                                     (w)    Accounting Services Agreement
                                            between the Registrant and Provident
                                            Financial Processing Corp is
                                            incorporated by reference to Exhibit
                                            9(u) to Post- Effective Amendment
                                            No. 45.


                           (10)1 Opinion of counsel that shares are validly issued, fully paid and non-assessable.

                           (11)      (a)    Consent of Drinker Biddle & Reath.

                                     (b)    Consent of Price Waterhouse, LLP.

----------
1 Filed with the SEC on April 28, 1995 under Rule 24f-2 as part of Registrant's 24f-2 Notice.

                           (12)             None

                           (13)     (a)     Purchase Agreement between
                                            Registrant and The Dreyfus
                                            Corporation is incorporated by
                                            reference to Exhibit 13(a) to
                                            Post-Effective Amendment No. 45.

                                     (b)    Purchase Agreement between
                                            Registrant and Hambrecht & Quist
                                            Group, Inc. dated March 31, 1988 is
                                            incorporated by reference to Exhibit
                                            13(b) to Post-Effective Amendment
                                            No. 45.

                                     (c)    Investment Letter of Concord
                                            Financial Group, Inc. to The Horizon
                                            Funds is incorporated by reference
                                            to Exhibit 13(c) to Post-Effective
                                            Amendment No. 45.

                                     (d)    Purchase Agreement between Pacific
                                            Horizon Tax-Exempt Money Market
                                            Portfolio, Inc. and Hambrecht &
                                            Quist Group, Inc. is incorporated by
                                            reference to Exhibit 13(d) to
                                            Post-Effective Amendment No. 45.

                                     (e)    Purchase Agreement between Pacific
                                            Horizon Tax-Exempt Money Market
                                            Portfolio, Inc. and Pacific Horizon
                                            Tax- Exempt Funds, Inc. is
                                            incorporated by reference to Exhibit
                                            13(e) to Post- Effective Amendment
                                            No. 45.

                                     (f)    Purchase Agreement between Pacific
                                            Horizon Tax-Exempt Money Market
                                            Portfolio, Inc. and The Dreyfus
                                            Corporation is incorporated by
                                            reference to Exhibit 13(f) to
                                            Post-Effective Amendment No. 45.

                                     (g)    Purchase Agreement between Pacific
                                            Horizon California Tax-Exempt Bond
                                            Portfolio, Inc. and Hambrecht &
                                            Quist Group, Inc. is incorporated by
                                            reference to Exhibit 13(g) to
                                            Post-Effective Amendment No. 45.

                                     (h)    Purchase Agreement between Pacific
                                            Horizon California Tax-Exempt Bond
                                            Portfolio, Inc. and The Dreyfus
                                            Corporation is incorporated by
                                            reference
                                            to Exhibit 13(h) to Post-Effective
                                            Amendment No. 45.

                                     (i)    Purchase Agreement between Pacific
                                            Horizon California Tax-Exempt Bond
                                            Portfolio, Inc. and Pacific Horizon
                                            Tax- Exempt Funds, Inc. is
                                            incorporated by reference to Exhibit
                                            13(i) to Post-Effective Amendment
                                            No. 45.

                                     (j)    Investment Letter of Concord
                                            Financial Group, Inc. to The Horizon
                                            Capital Funds is incorporated by
                                            reference to Exhibit 13(j) to
                                            Post-Effective Amendment No. 45.

                           (14)      (a)    Individual Retirement Account and
                                            accompanying Custodial Agreement,
                                            Disclosure Statement, IRA
                                            Application and IRA
                                            Transfer/Rollover Request Form is
                                            incorporated by reference to Exhibit
                                            14(a) to Post-Effective Amendment
                                            No. 45.

                                     (b)    Appointment of Successor Custodian
                                            for Individual Retirement Account
                                            dated as of August 3, 1990 is
                                            incorporated by reference to Exhibit
                                            14(b) to Post-Effective Amendment
                                            No. 45.

                           (15)     (a)     Shareholder Service Plan for
                                            Non-Money Market Funds is
                                            incorporated by reference to Exhibit
                                            15(a) to Post- Effective Amendment
                                            No. 45.

                                     (b)    Shareholder Services Plan for
                                            Horizon Service Shares as modified
                                            by Registrant's Board of Directors
                                            on January 29, 1993 is incorporated
                                            by reference to Exhibit 15(b) to
                                            Post- Effective Amendment No. 45.

                                     (c)    Revised Shareholder Servicing
                                            Agreement is incorporated by
                                            reference to Exhibit 15(c) to
                                            Post-Effective Amendment No. 45.

                                     (d)    Revised Shareholder Service
                                            Agreement as modified by
                                            Registrant's Board of Directors on
                                            January 29, 1993 is incorporated by
                                            reference to Exhibit

                                            15(d) to Post-Effective Amendment
                                            No. 45.

                                     (e)    Revised Shareholder Servicing
                                            Agreement for Non-Money Market Funds
                                            is incorporated by reference to
                                            Exhibit 15(e) to Post-Effective
                                            Amendment No. 45.

                                     (f)    Distribution and Services Plan and
                                            related Distribution and
                                            Administrative Servicing Agreement
                                            is incorporated by reference to
                                            Exhibit 15(f) to Post-Effective
                                            Amendment No. 45.

                                     (g)    Administrative Services Plan and
                                            Form of Administrative Services
                                            Agreement is incorporated by
                                            reference to Exhibit 15(g) to
                                            Post-Effective Amendment No. 45.

                           (16)     (a)     Schedule for Computation of
                                            Performance Quotations with respect
                                            to the Prime Fund, Treasury Fund,
                                            Tax-Exempt Money Fund, Tax-Exempt
                                            Money Market Fund, California
                                            Tax-Exempt Money Market Fund,
                                            Aggressive Growth Fund, California
                                            Tax- Exempt Bond Fund, U.S.
                                            Government Securities Fund (formerly
                                            known as the GNMA Extra Fund) and
                                            Capital Income Fund (formerly known
                                            as the Convertible Securities Fund)
                                            is incorporated by reference to
                                            Exhibit 16(a) to Post-Effective
                                            Amendment No. 45.

                                     (b)    Schedule for Computation of
                                            Performance Quotations with respect
                                            to the Government Fund, Treasury
                                            Only Fund and Prime Value Fund is
                                            incorporated by reference to Exhibit
                                            16(b) to Post-Effective Amendment
                                            No. 45.

                                     (c)    Schedule for Computation of
                                            Performance Quotations with respect
                                            to the Corporate Bond Fund, Flexible
                                            Bond Fund, Blue Chip Fund, Asset
                                            Allocation Fund and National
                                            Municipal Bond Fund is incorporated
                                            by reference to Exhibit 16(c) to
                                            Post-Effective Amendment No. 45.


                           (17)             Financial Data Schedules.

                           (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated by reference to Exhibit 18 to Post- Effective Amendment No. 45.

                           24(a)    The audited financial statements,
                                    related notes thereto and the Auditor's
                                    reports included in the Annual Report
                                    dated February 28, 1995 for the Pacific
                                    Horizon Shares of the Prime Fund,
                                    Treasury Fund, Government Fund, Treasury
                                    Only Fund, Tax-Exempt Money Fund and
                                    California Tax-Exempt Money Market Fund
                                    are incorporated by reference to Exhibit
                                    24(a) to Post-Effective Amendment No.
                                    45.

                           24(b) The unaudited financial statements and related notes thereto included in the Semi-Annual Report dated August 31, 1995 for the Pacific Horizon Shares of the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund are incorporated by reference to Exhibit 24(b) to Post-Effective Amendment No. 45.

                 Item 25.  Persons Controlled by or under
                           Common Control with Registrant
                           ------------------------------


                           Registrant is controlled by its Board of Directors.

         Item 26. Number of Holders of Securities
                  -------------------------------
                                            Number of Record
                                             Holders as of
            Title of Class                 February 2, 1996
            --------------
          Class A Common Stock                    1207
          Class A Common Stock -                   575
           Special Series 1
          Class A Common Stock -                     0
           Special Series 2
          Class B Common Stock                  12,573
          Class B Common Stock -                 1,049
           Special Series 1
          Class B Common Stock -                     0
           Special Series 2
          Class D Common Stock                  14,758
          Class E Common Stock                   4,657
          Class F Common Stock                  16,282
          Class G Common Stock                   4,541
          Class H Common Stock
          Class I Common Stock                     161
          Class I Common Stock -                    55
           Special Series 1
          Class I Common Stock -                     0
           Special Series 2
          Class J Common Stock                     597
          Class J Common Stock -                   186
           Special Series 1
          Class K Common Stock                     750
          Class K Common Stock -                   125
           Special Series 1
          Class K Common Stock -                     0
           Special Series 2
          Class L Common Stock                     135
          Class L Common Stock -                   191
           Special Series 1
          Class L Common Stock -                     0
           Special Series 2
          Class M Common Stock                     539
          Class N Common Stock                   5,278
          Class O Common Stock                   1,677
          Class Q Common Stock                     340
          Class R Common Stock                       0
          Class S Common Stock                       0
          Class T Common Stock                       0
          Class U Common Stock                       0
          Class V Common Stock                       0
          Class W Common Stock                   2,549


         Item 27. Indemnification
                  ---------------
                  Article VII, Section 3, of Registrant's Restated Articles of Incorporation, incorporated herein by reference as Exhibit (1)(a) hereto, and
Article VI, Section 2, of Registrant's By-Laws, incorporated herein by reference as Exhibit (2)(a) hereto, provide for the indemnification of

Registrant's directors and officers. Indemnification of the Fund's principal underwriter, custodians, sub-custodians, transfer agent and sub-transfer agent is provided for, respectively, in Article V of the Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), Article XV (and in Article V of the amended and restated Distribution Agreement incorporated herein by reference as Exhibit (6)(e)), Section 15 of the Custody Agreement incorporated herein by reference as Exhibit (8)(a) hereto, Article III, Section 4 of the Sub-Custodian Agreement, incorporated herein by reference as Exhibit (8)(f) hereto, and Section 8 of the form of Sub-Custody Agreement incorporated herein by reference as Exhibit (8)(g), Article VIII, Section 7, of the form of Transfer Agency Agreement incorporated herein by reference as Exhibit (8)(d), and Article VI, Section 3, of the Cash Management and Related Services Agreement incorporated herein by reference as Exhibit (9)(s) hereto. Registrant has obtained from a major insurance carrier a directors and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.


                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 28. Business and Other Connections of Investment
                  --------------------------------------------
                  Adviser
                  -------


                  Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

                  To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation, which owns all the outstanding stock of Bank of America, or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any other business, profession, vocation or employment of a substantial nature, other than with BankAmerica Corporation.



Director.....Joseph F. Alibrandi    Chairman of the          Manufacturer of
                                    Board, Whittaker         Aerospace and
                                    Corporation              Biotechnology
                                                             Products

Director.....Jill Elikann Barad     President and Chief      Toy manufacturer
                                    Operating Officer,
                                    Mattel, Inc.

Director.....Peter B. Bedford       Chairman and CEO,        California based
                                    Bedford Property         Real Estate Dev-
                                    Investors, Inc.          elopment and In-
                                                             vestment Firm


Position with
Bank of America
National Trust
and Savings                                               Principal                        Type of
Association                Name                           Occupation                       Business
-----------                ----                           ----------                       --------

Director. . . .            Andrew F. Brimmer               President,                      Consulting
                                                           Brimmer & Co., Inc.

Director . . .             Richard A.                      Retired Chairman of             Utility Company
                           Clarke                          the Board, Pacific
                                                           Gas and Electric
                                                           Company

President and
 Director. . .             David A. Coulter                Chief Executive                 Banking
                                                           Officer and
                                                           President, Bank
                                                           America Corporation
                                                           and Bank of
                                                           America National
                                                           Trust & Savings
                                                           Association

Director. . . .            Timm F. Crull                   Retired Chairman of             Food and Related
                                                           the Board,                      Products
                                                           Nestle USA, Inc.

Director. . . .            Kathleen Feldstein              President,                       Economic
                                                           Economics                       Consulting
                                                           Studies, Inc.

Director . . . .           Donald E. Guinn                 Chairman Emeritus,              Telecommuni-
                                                           Pacific Telesis                 cations and
                                                           Group                           Diversified
                                                                                           Holding Com-
                                                                                           pany

Director . . . .           Philip M. Hawley                Retired Chairman                Retail
                                                           and Chief Executive             Department
                                                           Officer, The                    Stores
                                                           Broadway
                                                           Stores, Inc.

Director . . . .           Frank L. Hope, Jr.              Consulting                       Architectural
                                                           Architect                       and Engineering
                                                                                           Consulting

Director . . . .           Ignacio E. Lozano,              Chairman,                       Newspaper
                           Jr.                             "La Opinion"                    Publishing

Director . . . .           Walter E. Massey,               President,                      Higher
                           Ph.D.                           Morehouse                       Education
                                                           College

Director. . . .            John M. Richman                 Counsel, Wachtell,              Law firm
                                                           Lipton, Rosen &
                                                           Katz


Position with
Bank of America
National Trust
and Savings                                               Principal                        Type of
Association                Name                           Occupation                       Business
-----------                ----                           ----------                       --------

Chief Executive
 Officer and
 Director . . .            Richard M.                      Chairman of the                 Banking
                           Rosenberg                       Board, Bank
                                                           America
                                                           Corporation and
                                                           Bank of America
                                                           National Trust &
                                                           Savings
                                                           Association

Director. . . .            A. Michael Spence               Dean of the                      Higher
                                                           Graduate School of              Education
                                                           Business, Stanford
                                                           University








      Item 29.  Principal Underwriters
                ----------------------
                  (a) Principal underwriter (exclusive distributor) also acts as principal underwriter or exclusive distributor for The Infinity Funds, Inc., The Pilot Funds, Seafirst Retirement Funds, Time Horizon Funds and The Victory Funds.

                  (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to their Form BD File No. 8-37601 filed by the principal underwriter. For information, as to the positions or offices of each of the principal underwriter, its officers and directors, reference is made to the section entitled "Management" in the Statements of Additional Information. Both the principal underwriter's Form BD and the Registrants Statements of Additional Information are incorporated herein by reference.


                  (c)      Not Applicable.

         Item 30.  Location of Accounts and Records
                   --------------------------------
                  (1) Concord Holding Corporation, 125 West 55th Street, New York, New York 10019 (records relating to the administrator).

                  (2) Concord Financial Group, Inc., 125 West 55th Street, New York, New York 10019 (records relating to the distributor).

                  (3) Concord Management (Ireland) Limited, ITI House, 23 Earlsfort Terrace, Dublin 2, Ireland (records relating to the administrator for the Funds it services).

                  (4) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the investment adviser).

                  (5) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Sub-Custodian for the Funds it services).

                  (6) The Bank of New York, 90 Washington Street, New York, New York 10286) (records relating to the custodian for the Funds it services).

                  (7) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the transfer agent for the Funds it services).

                  (8) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Charter, By-Laws and Minute Books).

                  (9) PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, PA 19101, (records relating to the custodian for the Funds it services).

                  (10) PFPC, Inc. 103 Bellevue Parkway, Wilmington, DE 19809, (records relating to the sub-administrator for the Funds it services).

                  (11) Concord Financial Services, Inc. First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222 (records relating to the transfer agent for the class of shares it services).

         Item 31.          Management Services
                           -------------------
                           Inapplicable.

         Item 32.          Undertakings
                           ------------
                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940, as amended, as though such provisions were applicable to it.

                  Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania, on this 1st day of March, 1996.

                                                     PACIFIC HORIZON FUNDS, INC.
                                                     Registrant

                                                     */Cornelius John Pings
                                                     ----------------------
                                                     Cornelius John Pings
                                                     President
                                                     (Signature and Title)

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

*/Cornelius John Pings                      Chairman of the                        March 1, 1996
----------------------                      Board and President
Cornelius John Pings

/s/Martin R. Dean                           Treasurer (Chief                       March 1, 1996
----------------------                      Accounting and
Martin R. Dean                              Financial Officer)


*/Thomas M. Collins                         Director                               March 1, 1996
----------------------
Thomas M. Collins

*/Douglas B. Fletcher                       Director                               March 1, 1996
----------------------
Douglas B. Fletcher

*/Robert E. Greeley                         Director                               March 1, 1996
----------------------
Robert E. Greeley

*/Kermit O. Hanson                          Director                               March 1, 1996
----------------------
Kermit O. Hanson

*/Kenneth L. Trefftzs                       Director                               March 1, 1996
----------------------
Kenneth L. Trefftzs

*By:  /s/W. Bruce McConnel, III
      -------------------------
      W. Bruce McConnel, III
      Attorney-in-fact



                           PACIFIC HORIZON FUNDS, INC.

                            Certificate of Secretary


                  The following resolution was duly adopted by the Board of Directors of Pacific Horizon Funds, Inc. on January 30, 1996 and remains in effect on the date hereof:

                           FURTHER RESOLVED, that the directors and officers of
                  Pacific Horizon who may be required to execute any amendments to Pacific Horizon's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Cornelius J. Pings their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Pacific Horizon any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said directors and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, might or could do in person, said acts of said attorneys, being hereby ratified and approved.


                  IN WITNESS WHEREOF, I have hereunto set my hand this 29th day of February, 1996.


                                                     PACIFIC HORIZON FUNDS, INC.


                                                      /s/ W. Bruce McConnel, III
                                                      --------------------------
                                                      W. Bruce McConnel, III
                                                      Secretary

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                         s/ Cornelius John Pings
                                                         -----------------------
                                                         Cornelius John Pings


Date: December 6, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                            s/ Thomas M. Collins
                                                            --------------------
                                                            Thomas M. Collins


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Douglas, B. Fletcher, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                          s/ Douglas B. Fletcher
                                                          ----------------------
                                                          Douglas B. Fletcher


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                             s/Robert E. Greeley
                                                             -------------------
                                                             Robert E. Greeley


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Kermit O. Hanson, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                            s/ Kermit O. Hanson
                                                            -------------------
                                                            Kermit O. Hanson


Date: December 6, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Kenneth L. Trefftzs, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                          s/ Kenneth L. Trefftzs
                                                          ----------------------
                                                          Kenneth L. Trefftzs


Date: December 6, 1995

                                  EXHIBIT INDEX
                                  -------------


EXHIBIT NO.                                         DESCRIPTION
-----------                                         -----------



         (9)      (f)      Amendment No. 5 to Basic Administrative Services
                           Agreement dated November 1, 1995.

                  (s) Amendment No. 5 to Administration Agreement dated November 1, 1995.

         (11)     (a)      Consent of Drinker Biddle & Reath

                  (b)      Consent of Price Waterhouse, LLP.

         (17)              Financial Data Schedules